Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2013	May 10, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	IMAGEWARE SYSTEMS INC
Entity Central Index Key	0000941685
Document Type	POS AM
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 35,575,000
Entity Common Stock, Shares Outstanding		78,023,384
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,205	$ 4,225	$ 6,773
Accounts receivable, net of allowance for doubtful accounts of $3 at March 31, 2013 and $3 and $4 at December 31, 2012 and December 31, 2011	532	328	348
Inventory, net	371	262	45
Other current assets	92	86	66
Total Current Assets	3,200	4,901	7,232
Property and equipment, net	177	150	18
Other assets	624	44	58
Intangible assets, net of accumulated amortization	193	200	63
Goodwill	3,416	3,416	3,416
Total Assets	7,610	8,711	10,787
Current Liabilities:
Accounts payable	580	759	1,103
Deferred revenue	1,586	1,561	1,066
Accrued expenses	1,255	1,266	2,005
Notes payable to related parties	65	65	110
Total Current Liabilities	3,486	3,651	4,284
Derivative liabilities	2,794	2,244	11,824
Pension obligation	403	401	391
Other long-term liabilities		72
Total Liabilities	6,683	6,368	16,499
Shareholders' equity (deficit):
Series B Convertible Redeemable Preferred Stock, $0.01 par value; designated 750,000 shares, 389,400 shares issued, and 239,400 shares outstanding at March 31, 2013 and December 31, 2012, respectively; liquidation preference $620 and $607 at March 31, 2013 and December 31, 2012, respectively.	2	2	2
Common stock, $0.01 par value, 150,000,000 shares authorized; 77,670,511 and 76,646,553 shares issued at March 31, 2013 and December 31, 2012, respectively, and 77,663,807 and 76,639,849 shares outstanding at March 31, 2013 and December 31, 2012, respectively.	775	765	679
Additional paid in capital	121,522	120,182	101,720
Treasury stock, at cost 6,704 shares	(64)	(64)	(64)
Accumulated other comprehensive loss	(131)	(139)	(65)
Accumulated deficit	(121,177)	(118,403)	(107,984)
Total Shareholders' Equity (Deficit)	927	2,343	(5,712)
Total Liabilities and Shareholders' Equity (Deficit)	$ 7,610	$ 8,711	$ 10,787

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Accounts receivable, net of allowance for doubtful accounts	$ 3	$ 3	$ 4
Shareholders' deficit:
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Series B convertible preferred , Par value	$ 0.01	$ 0.01	$ 0.01
Series B convertible preferred, designated	750,000	750,000	750,000
Series B convertible preferred, shares issued	389,400	239,400	389,400
Series B convertible preferred, shares outstanding	239,400	239,400	239,400
Series B convertible preferred, liquidation preference	620	607	786
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorised	150,000,000	150,000,000	150,000,000
Common stock, shares issued	77,670,511	76,646,553	67,995,620
Common stock, shares outstanding	77,663,807	76,639,849	67,988,916
Treasury stock, shares	6,704	6,704	6,704

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product	$ 207	$ 388	$ 1,145	$ 2,596
Maintenance	649	733	2,806	2,878
Total	856	1,121	3,951	5,474
Cost of revenues:
Product	44	83	227	459
Maintenance	193	239	975	935
Gross profit	619	799	2,749	4,080
Operating expenses:
General and administrative	898	944	3,430	2,327
Sales and marketing	475	394	1,830	1,404
Research and development	920	734	3,180	2,664
Depreciation and amortization	23	12	69	28
Total	2,316	2,084	8,509	6,423
Loss from operations	(1,697)	(1,285)	(5,760)	(2,343)
Interest expense, net	1	4	18	4,851
Change in fair value of derivative liabilities	1,176	7,536	4,712	(3,970)
Other income	(104)	(235)	(322)	(25)
Loss before income taxes	(2,770)	(8,590)	(10,168)	(3,199)
Income tax expense	3		22	(19)
Net loss	(2,773)	(8,590)	(10,190)	(3,180)
Preferred dividends	(13)	(13)	(51)	(383)
Net loss available to common shareholders	$ (2,786)	$ (8,603)	$ (10,241)	$ (3,563)
Basic and diluted loss per common share - see Note 3:
Net loss	$ (0.04)	$ (0.13)	$ (0.14)	$ (0.12)
Preferred dividends	$ 0	$ 0		$ (0.01)
Basic and diluted loss per share available to common shareholders	$ (0.04)	$ (0.13)	$ (0.14)	$ (0.13)
Basic and diluted weighted-average shares	76,846,563	67,988,916	70,894,916	27,316,475

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Comprehensive Income Loss
Net loss	$ (2,773)	$ (8,590)	$ (10,190)	$ (3,180)
Other comprehensive income ( loss ):
Additional minimum pension liability			1	(28)
Foreign currency translation adjustment	8	(34)	(75)	25
Comprehensive loss	$ (2,765)	$ (8,624)	$ (10,264)	$ (3,183)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Series B Convertible, Redeemable Preferred USD ($)	Series C Convertible, Preferred	Series D Convertible, Preferred	Common Stock USD ($)	Treasury Stock USD ($)	Additional Paid-In Capital USD ($)	Accum- ulated Other Compre- hensive Loss USD ($)	Accum-ulated Deficit USD ($)	Total USD ($)
Begining Balance, Amount at Dec. 31, 2010	$ 2			$ 237	$ (64)	$ 85,186	$ (62)	$ (103,205)	$ (17,906)
Begining Balance, Shares at Dec. 31, 2010	239,400	2,200	2,085	23,845,481	(6,704)
Issuance of common stock for cash, net of derivative liabilities and transaction costs of $706, Shares				18,500,000
Issuance of common stock for cash, net of derivative liabilities and transaction costs of $706, Amount				185		2,734			2,919
Conversion of preferred stock into common, Shares		(2,200)	(2,085)	11,768,525
Conversion of preferred stock into common, Amount				118		1,481		(1,599)
Issuance of common stock pursuant to warrant exercises, Shares				1,310,000
Issuance of common stock pursuant to warrant exercises, Amount				13		642			655
Issuance of common stock pursuant to cashless warrant exercises, Shares				1,194,547
Issuance of common stock pursuant to cashless warrant exercises, Amount				12		(12)
Beneficial conversion feature of convertible debt						188			188
Issuance of common stock pursuant to repayment of debt, Shares				1,500,000
Issuance of common stock pursuant to repayment of debt, Amount				15		735			750
Issuance of common stock pursuant to conversion of accrued interest, Shares				774,559
Issuance of common stock pursuant to conversion of accrued interest, Amount				8		379			387
Issuance of common stock pursuant to conversion of debt, Shares				9,000,000
Issuance of common stock pursuant to conversion of debt, Amount				90		4,410			4,500
Issuance of common stock in lieu of cash for financing transaction costs, Shares				90,000
Issuance of common stock in lieu of cash for financing transaction costs, Amount				1		(1)
Recission of previously issued restricted stock grants, Shares				(12,079)
Reclassi-fication of previously bifurcated conversion option of preferred stocks and warrants						5,672			5,672
Issuance of common stock pursuant to option exercises, Shares				14,587
Issuance of common stock pursuant to option exercises, Amount						4			4
Issuance of common stock as compensation in lieu of cash, Shares				10,000
Issuance of common stock as compensation in lieu of cash, Amount						13			13
Stock-based expense						289			289
Additional minimum pension liability							(28)		(28)
Foreign currency translation adjustment							25		25
Net loss								(3,180)	(3,180)
Ending Balance, Amount at Dec. 31, 2011	2			679	(64)	101,720	(65)	(107,984)	(5,712)
Ending Balance, Shares at Dec. 31, 2011	239,400			67,995,620	(6,704)
Issuance of common stock pursuant to warrant exercises, Shares	239,400			67,995,620	(6,704)
Issuance of common stock pursuant to warrant exercises, Amount	2			679	(64)	101,720	(65)	(107,984)	(5,712)
Issuance of common stock pursuant to cashless warrant exercises, Shares				1,573,362
Issuance of common stock pursuant to cashless warrant exercises, Amount				16		688			704
Issuance of common stock pursuant to option exercises, Shares				24,924
Issuance of common stock pursuant to option exercises, Amount						7			7
Stock-based expense						608			608
Warrants issued to consultants as compensation						27			27
Warrants issued as consideration for asset purchase						87			87
Reclassi-fication of warrants previously classified as derivative liabilities						13,588			13,588
Additional minimum pension liability							1		1
Foreign currency translation adjustment							(75)		(75)
Dividends on preferred stock								(229)	(229)
Net loss								(10,190)	(10,190)
Ending Balance, Amount at Dec. 31, 2012	$ 2			$ 765	$ (64)	$ 120,182	$ (139)	$ (118,403)	$ 2,343
Ending Balance, Shares at Dec. 31, 2012	239,400			76,646,553	(6,704)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (2,773)	$ (8,590)	$ (10,190)	$ (3,180)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	26	12	69	28
Amortization of debt discount and debt issuance costs			15	4,448
Reduction in accounts payable and accrued liabilities from the expiration of statute of limitations	(104)	(230)	(336)
Change in fair value of derivative liabilities	1,176	7,536	4,712	(3,970)
Warrants issued in lieu of cash paid for services	1		27	13
Stock-based compensation	126	150	608	289
Change in assets and liabilities
Accounts receivable	(204)	(28)	20	(109)
Inventory	(109)	(38)	(217)	(33)
Other assets	(6)	(59)	(20)	(9)
Accounts payable	(105)	(138)	(8)	(58)
Deferred revenue	25	379	494	(7)
Accrued expenses	(53)	(223)	(737)	570
Billings in excess of costs and estimated earnings on uncompleted contracts				(241)
Pension obligation	3	13	10	(10)
Total adjustments	776	7,374	4,637	911
Net cash used in operating activities	(1,997)	(1,216)	(5,553)	(2,269)
Cash flows from investing activities
Purchase of property and equipment	(49)	(77)	(181)	(11)
Net cash used in investing activities	(49)	(77)	(181)	(11)
Cash flows from financing activities
Proceeds from issuance of notes payable				1,250
Proceeds from exercised stock options	2		7	4
Proceeds from exercised warrants to purchase stock	16		3,527	655
Dividends paid		(178)	(229)
Repayment of notes payable		(45)	(45)	(1,500)
Proceeds from issuance of common stock and warrants, net				8,544
Net cash provided by (used in) financing activities	18	(223)	3,260	8,953
Effect of exchange rate changes on cash	8	(34)	(74)	(3)
Net decrease in cash and cash equivalents	(2,020)	(1,550)	(2,548)	6,670
Cash and cash equivalents at beginning of period	4,225	6,773	6,773	103
Cash and cash equivalents at end of period	2,205	5,223	4,225	6,773
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Summary of non-cash investing and financing activities:
Reclassification of warrants previously classified as derivative liabilities to additional paid-in capital	626	13,588	13,588
Issuance of common stock warrants securing line of credit borrowing facility	580
Conversion of notes payable and related interest to common stock				5,637
Beneficial conversion feature of convertible debt				188
Warrants issued for intangible asset purchase			87
Contingent royalty payment			72
Acquisition of intangible assets with warrants			(159)
Issuance of common stock pursuant to cashless warrant exercises			704	12
Conversion of preferred stock into common stock				1,599
Reclassification of previously bifurcated conversion option on warrants and preferred stocks				5,672
Warrants issued with notes payable				$ 188

ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization And Description Of Business
ORGANIZATION AND DESCRIPTION OF BUSINESS

Overview

 ImageWare Systems, Inc. (the “Company”) is incorporated in the state of Delaware. The Company is a pioneer and leader in the emerging market for biometrically enabled software-based identity management solutions. Using those human characteristics that are unique to us all, the Company creates software that provides a highly reliable indication of a person’s identity. The Company’s “flagship” product is the patented IWS Biometric Engine®. The Company’s products are used to manage and issue secure credentials, including national IDs, passports, driver licenses and access control credentials. The Company’s products also provide law enforcement with integrated mug shot, fingerprint LiveScan and investigative capabilities. The Company also provides comprehensive authentication security software using biometrics to secure physical and logical access to facilities or computer networks or Internet sites. Biometric technology is now an integral part of all markets the Company addresses and all of the products are integrated into the IWS Biometric Engine.

Recent Developments

Liquidity and Capital Resources

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of two years, a risk free interest rate of 2.58%, a dividend yield of 0%, and volatility of 79%. The Company recorded the fair value of the warrants as a deferred financing fee of approximately $580,000 to be amortized over the life of the line of credit agreement.

The Company evaluated the line of credit agreement and determined that the instrument contains a contingent beneficial conversion feature, i.e. an embedded conversion right that enables the holder to obtain the underlying common stock at a price below market value. The beneficial conversion feature is contingent as the terms of the conversion do not permit the Company to compute the number of shares that the holder would receive if the contingent event occurs (i.e. future borrowings under the line of credit agreement). The Company has considered the accounting for this contingent beneficial conversion feature using the guidance in ASC 470, Debt. The guidance in ASC 470 states that a contingent beneficial conversion feature in an instrument shall not be recognized in earnings until the contingency is resolved. The beneficial conversion features of future borrowings under the line of credit agreement will be measured using the intrinsic value calculated at the date the contingency is resolved using the exercise price and trading value of the Company’s common stock at the date the line of credit agreement was issued (commitment date). Such amounts could range from $0 to approximately $474,000 depending on the amount borrowed by the Company under the line of credit agreement.

As of March 31, 2013, no advances were made under the unsecured line of credit agreement.

Historically, our principal sources of cash have included customer payments from the sale of our products, proceeds from the issuance of common and preferred stock and proceeds from the issuance of debt. Our principal uses of cash have included cash used in operations, payments relating to purchases of property and equipment and repayments of borrowings. We expect that our principal uses of cash in the future will be for product development including customization of identity management products for enterprise and consumer applications, further development of intellectual property, development of SaaS capabilities for existing products as well as general working capital and capital expenditure requirements. We expect that, as our revenues grow, our sales and marketing and research and development expenses will continue to grow, albeit at a slower rate and, as a result, we will need to generate significant net revenues to achieve and sustain income from operations.

Management believes that the Company’s current cash and cash equivalents will be sufficient to meet working capital and capital expenditure requirements for at least the next 12 months from the date of this filing.

Extension of Related-Party Note Maturity Date

On November 14, 2008 the Company entered into a series of convertible promissory notes (the “Related-Party Convertible Notes”), aggregating $110,000 with certain members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were originally due February 14, 2009.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

The Company did not repay the notes on January 31, 2010. During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable no later than June 30, 2014, however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

Overview

ImageWare Systems, Inc. (the “Company”) is incorporated in the state of Delaware. The Company is a pioneer and leader in the emerging market for biometrically enabled software-based identity management solutions. Using those human characteristics that are unique to us all, the Company creates software that provides a highly reliable indication of a person’s identity. The Company’s “flagship” product is the patented IWS Biometric Engine®. The Company’s products are used to manage and issue secure credentials, including national IDs, passports, driver licenses and access control credentials. The Company’s products also provide law enforcement with integrated mug shot, fingerprint LiveScan and investigative capabilities. The Company also provides comprehensive authentication security software using biometrics to secure physical and logical access to facilities or computer networks or Internet sites. Biometric technology is now an integral part of all markets the Company addresses and all of the products are integrated into the IWS Biometric Engine.

Recent Developments

Fujitsu Relationship

         On August 20, 2012, the Company and Fujitsu Frontech North America Inc. (“Fujitsu”) executed an original equipment manufacturer, or OEM, licensing agreement. Subsequently, on September 6, 2012, the Company received certification to run its patented Biometric Engine® across Fujitsu’s NuVola Private Cloud Platform.  Utilization of the NuVola Cloud Platform will allow the Biometric Engine to rapidly and securely deploy biometric security information to users.

     Additional Intellectual Property

    In addition to our eight issued U.S. and foreign patents, we recently filed three new patent applications surrounding new “Anonymous Matching” technologies.  These technologies will allow biometric matching for identity verification while protecting the privacy of an individual.  It is our belief that such technology will be critical to providing biometric management solutions for the consumer market where privacy protection has been a historical issue and barrier to biometric adoption.

     In June 2012, the Company entered into an asset purchase agreement with Vocel, Inc., a Delaware Corporation (“Vocel”), whereby the Company purchased from Vocel software, trademarks and four U.S. patents relating to wireless technology. These patents, combined with the Company’s existing foundational patents in the areas of biometric identification, verification, enrollment and fusion, provide a unique and protected foundation on which to build interactive mobile applications that are secured using biometrics.

The combination of our biometric identification technologies and wireless technologies has led to the development of the IWS Interactive Messaging System, which is a push application platform secured by biometrics that transforms mobile devices into a complete mobile ID, enabling companies to create applications that allow a range of unprecedented activities – from secure sharing of sensitive information to biometrically securing a mobile wallet.

Liquidity and Capital Resources

On December 20, 2011, we consummated an equity financing resulting in gross proceeds of  $10.0 million (“Qualified Financing”), including the $750,000 of promissory notes converted into the Qualified Financing.  In connection with the Qualified Financing, we issued 20,000,000 shares of our common stock (the “Shares”), and warrants to purchase 12,207,500 shares of common stock exercisable for $0.50 per share (“Warrants”), which number includes 2,207,500 shares issuable upon exchange of warrants issued to MDB Capital Group in consideration for acting as placement agent in connection with the Qualified Financing.  We also issued 90,000 shares of common stock and a warrant exercisable for 45,000 shares of common stock in lieu of cash in payment for legal fees related to the Qualified Financing. We also issued a warrant to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.50, which expires two years from the date of grant, to a significant investor to cover certain expenses related to and in anticipation of the Qualified Financing. The net proceeds from the Qualified Financing were approximately $8,544,000, of which, $1,500,000 was then used to repay certain convertible notes payable. As of December 31, 2012, all debt other than the $65,000 in related party notes payable had been converted to common stock or repaid.  In addition, in connection with the Qualified Financing, (i) the anti-dilution provision contained in certain of our existing warrants were amended resulting in such warrants no longer qualifying as derivative liabilities; and (ii) a significant investor ("Investor") exchanged $4.5 million principal amount of convertible promissory notes of the Company ("Exchanged Notes"), and accrued but unpaid interest on the Exchanged Notes and on an additional $2.25 million in promissory notes, into 9,774,559 shares of our common stock ("Exchange Shares"). The Investor also agreed to convert $750,000 principal amount of additional promissory notes held by the Investor and invest the proceeds into the Qualified Financing.

In addition, on September 10, 2012, the Investor exercised warrants to purchase an aggregate total of 7.0 million shares of our common stock, resulting in $3,500,000 of net proceeds to the Company. At December 31, 2012, our principal sources of liquidity consisted of cash and cash equivalents of $4,225,000 and accounts receivable, net of $328,000.  As of December 31, 2012, we had positive working capital of $1,250,000 which included $1,561,000 of deferred revenue.  This compares to positive working capital of $2,948,000 during the corresponding period in 2011. Historically, our principal sources of cash have included customer payments from the sale of our products, proceeds from the issuance of common and preferred stock and proceeds from the issuance of debt. Our principal uses of cash have included cash used in operations, payments relating to purchases of property and equipment and repayments of borrowings. We expect that our principal uses of cash in the future will be for product development including customization of identity management products for enterprise and consumer applications, further development of intellectual property, development of SaaS capabilities for existing products as well as general working capital and capital expenditure requirements. We expect that, as our revenues grow, our sales and marketing and research and development expenses will continue to grow and, as a result, we will need to generate significant net revenues to achieve and sustain income from operations.

In March 2013, the Company entered into a new unsecured convertible promissory note agreement in the amount of $2,500,000 with an existing shareholder and member of our Board of Directors. The note secures a credit facility for up to $2,500,000 which bears interest of 8% per annum and is due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

The holder of the note agrees to make advances to the Company at the Company’s request. The note shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured convertible promissory note agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

Management believes that the Company’s current cash and cash equivalents will be sufficient to meet working capital and capital expenditure requirements for at least the next 12 months from the date of this filing and that we will have sufficient liquidity to fund our business and meet our contractual obligations over a period beyond the next 12 months.

SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies And Basis Of Presentation
SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

Basis of Presentation

The accompanying condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) related to a quarterly report on Form 10-Q. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. The interim financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair statement of the results for the periods presented. All such adjustments are of a normal and recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2012, which are included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 that was filed with the SEC on April 1, 2013.

Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013, or any other future periods.

Significant Accounting Policies

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Operating Cycle

Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying consolidated balance sheets, although they will be liquidated in the normal course of contract completion which may take more than one operating cycle.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenue and expense during the reporting period. Significant estimates include the allowance for doubtful accounts receivable, inventory carrying values, deferred tax asset valuation allowances, accounting for loss contingencies, recoverability of goodwill and acquired intangible assets and amortization periods, assumptions used in the Black-Scholes model to calculate the fair value of share-based payments, assumptions used in the application of fair value methodologies to calculate the fair value of derivative liabilities, revenue and cost of revenues recognized under the percentage of completion method and assumptions used in the application of fair value methodologies to calculate the fair value of pension assets and obligations. Actual results could differ from estimates.

Cash and Cash Equivalents

The Company defines cash equivalents as highly liquid investments with original maturities of less than 90 days that are not held for sale in the ordinary course of business.

Accounts Receivable

In the normal course of business, the Company extends credit without collateral requirements to its customers that satisfy pre-defined credit criteria. Accounts receivable are recorded net of an allowance for doubtful accounts. The Company records its allowance for doubtful accounts based upon an assessment of various factors. The Company considers historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay to determine the level of allowance required. Accounts receivable are written off against the allowance for doubtful accounts when all collection efforts by the Company have been unsuccessful.

Inventories

Inventories are stated at the lower of cost, determined using the average cost method, or market.

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including accounts receivable, accounts payable, accrued expenses, deferred revenue and notes payable to related-parties, the carrying amounts approximate fair value due to their relatively short maturities.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of common stock, preferred stock, warrants and convertible debt it issues to determine if there are embedded derivative instruments, including embedded conversion options that must be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, requiring bifurcation, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Revenue Recognition

The Company recognizes revenue from the following major revenue sources:

●	Long-term fixed-price contracts involving significant customization

●	Fixed-price contracts involving minimal customization

●	Software licensing

●	Sales of computer hardware and identification media

●	Post-contract customer support (PCS)

The Company’s revenue recognition policies are consistent with GAAP including the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 985-605, Software Revenue Recognition, ASC 605-35, Revenue Recognition, Construction-Type and Production-Type Contracts, Securities and Exchange Commission Staff Accounting Bulletin 104, and ASC 605-25, Revenue Recognition, Multiple Element Arrangements. Accordingly, the Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence that an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured.

The Company recognizes revenue and profit as work progresses on long-term, fixed-price contracts involving significant amounts of hardware and software customization using the percentage of completion method based on costs incurred to date, compared to total estimated costs upon completion. The primary components of costs incurred are third party software and direct labor cost including fringe benefits. Revenues recognized in excess of amounts billed are classified as current assets under “Costs and estimated earnings in excess of billings on uncompleted contracts”. Amounts billed to customers in excess of revenue recognized are classified as current liabilities under “Billings in excess of costs and estimated earnings on uncompleted contracts”. Revenue from contracts for which the Company cannot reliably estimate total costs, or there are not significant amounts of customization, are recognized upon completion. The Company also generates non-recurring revenue from the licensing of its software. Software license revenue is recognized upon the execution of a license agreement, upon deliverance, when fees are fixed and determinable, when collectability is probable and when all other significant obligations have been fulfilled. The Company also generates revenue from the sale of computer hardware and identification media. Revenue for these items is recognized upon delivery of these products to the customer. The Company’s revenue from periodic maintenance agreements is generally recognized ratably over the respective maintenance periods provided no significant obligations remain and collectability of the related receivable is probable. Amounts collected in advance for maintenance services are included in current liabilities under "Deferred revenues". Sales tax collected from customers is excluded from revenue.

Customer Concentration

 For the three months ended March 31, 2013, one customer accounted for approximately 18% or $152,000 of total revenues and had trade receivables at March 31, 2013 of $0. For the three months ended March 31, 2012, one customer accounted for approximately 14% or $153,000, respectively, of total revenues and had trade receivables at March 31, 2012 of $0.

Recently Issued Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies, which are adopted by us as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s condensed consolidated financial statements upon adoption.

FASB ASU No. 2012-02. In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This new accounting standard allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. Under the guidance in ASU 2012-02, an entity has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this ASU did not have a material effect on the Company’s condensed consolidated financial statements

Principles of Consolidation

        The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

        Operating Cycle

        Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying consolidated balance sheets, although they will be liquidated in the normal course of contract completion which may take more than one operating cycle.

        Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expense during the reporting period. Significant estimates include the allowance for doubtful accounts receivable, inventory carrying values, deferred tax asset valuation allowances, accounting for loss contingencies, recoverability of goodwill and acquired intangible assets and amortization periods, assumptions used in the Black-Scholes model to calculate the fair value of share based payments, assumptions used in the application of fair value methodologies to calculate the fair value of derivative liabilities, revenue and cost of revenues recognized under the percentage of completion method and assumptions used in the application of fair value methodologies to calculate the fair value of pension assets and obligations. Actual results could differ from estimates.

        Cash and Cash Equivalents

        The Company defines cash equivalents as highly liquid investments with original maturities of less than 90 days that are not held for sale in the ordinary course of business.

         Accounts Receivable

        In the normal course of business, the Company extends credit without collateral requirements to its customers that satisfy pre-defined credit criteria. Accounts receivable are recorded net of an allowance for doubtful accounts. Accounts receivable are considered delinquent when the due date on the invoice has passed. The Company records its allowance for doubtful accounts based upon its assessment of various factors. The Company considers historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay to determine the level of allowance required.  Accounts receivable are written off against the allowance for doubtful accounts when all collection efforts by the Company have been unsuccessful.

         Inventories

         Inventories are stated at the lower of cost, determined using the average cost method, or market.

         Property, Equipment and Leasehold Improvements

         Property and equipment, consisting of furniture and equipment, are stated at cost and are being depreciated on a straight-line basis over the estimated useful lives of the assets, which generally range from three to five years. Maintenance and repairs are charged to expense as incurred. Major renewals or improvements are capitalized. When assets are sold or abandoned, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Expenditures for leasehold improvements are capitalized. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements.

         Fair Value of Financial Instruments

         For certain of the Company’s financial instruments, including accounts receivable, accounts payable, accrued expenses, deferred revenues and notes payable to related parties, the carrying amounts approximate fair value due to their relatively short maturities.

         Derivative Financial Instruments

         The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

         The Company reviews the terms of the common and preferred stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

         Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

         The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Revenue Recognition

The Company recognizes revenue from the following major revenue sources:

●	Long-term fixed-price contracts involving significant customization
●	Fixed-price contracts involving minimal customization

●	Software licensing
●	Sales of computer hardware and identification media

●	Postcontract customer support (“PCS”)

The Company’s revenue recognition policies are consistent with U.S. GAAP including the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 985-605, “Software Revenue Recognition”, ASC 605-35 “Revenue Recognition, Construction-Type and Production-Type Contracts”, “Securities and Exchange Commission Staff Accounting Bulletin 104”, and ASC 605-25 “Revenue Recognition, Multiple Element Arrangements”. Accordingly, the Company recognizes revenue when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured.

The Company recognizes revenue and profit as work progresses on long-term, fixed-price contracts involving significant amount of hardware and software customization using the percentage of completion method based on costs incurred to date compared to total estimated costs at completion. The primary components of costs incurred are third party software and direct labor cost including fringe benefits. Revenues recognized in excess of amounts billed are classified as current assets under “Costs and estimated earnings in excess of billings on uncompleted contracts”. Amounts billed to customers in excess of revenues recognized are classified as current liabilities under “Billings in excess of costs and estimated earnings on uncompleted contracts”. Revenue from contracts for which the Company cannot reliably estimate total costs or there are not significant amounts of customization are recognized upon completion. The Company also generates non-recurring revenue from the licensing of its software. Software license revenue is recognized upon the execution of a license agreement, upon deliverance, when fees are fixed and determinable, when collectability is probable and when all other significant obligations have been fulfilled. The Company also generates revenue from the sale of computer hardware and identification media. Revenue for these items is recognized upon delivery of these products to the customer. The Company’s revenue from periodic maintenance agreements is generally recognized ratably over the respective maintenance periods provided no significant obligations remain and collectability of the related receivable is probable. Pricing of maintenance contracts is consistent period to period and calculated as a percentage of the software or hardware revenue, which is approximately 15% annually.  Amounts collected in advance for maintenance services are included in current liabilities under "Deferred revenue". Sales tax collected from customers is excluded from revenue.

Goodwill

The Company accounts for its intangible assets under the provisions of ASC 350, “Intangibles - Goodwill and Other”. In accordance with ASC 350, intangible assets with a definite life are analyzed for impairment under ASC 360-10-05 “Property, Plant and Equipment” and intangible assets with an indefinite life are analyzed for impairment under ASC 360 annually, or more often if circumstances dictate. The Company performs its annual goodwill impairment test in the fourth quarter of each year.  In accordance with ASC 350, goodwill, or the excess of cost over fair value of net assets acquired is tested for impairment using a fair value approach at the “reporting unit” level. A reporting unit is the operating segment, or a business one level below that operating segment (referred to as a component) if discrete financial information is prepared and regularly reviewed by management at the component level. The Company’s reporting unit is at the entity level. The Company recognizes an impairment charge for any amount by which the carrying amount of a reporting unit’s goodwill exceeds its fair value. The Company uses fair value methodologies to establish fair values.

The Company did not record any goodwill impairment charges for the years ended December 31, 2012 or 2011.

Intangible and Long Lived Assets

Intangible assets are carried at their cost less any accumulated amortization.  Any costs incurred to renew or extend the life of an intangible or long lived asset are reviewed for capitalization.  The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate their net book value may not be recoverable. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. The Company’s management currently believes there is no impairment of its long-lived assets. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue. Either of these could result in future impairment of long-lived assets.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company places its cash with high quality financial institutions and at times during the years ended December 31, 2012 and 2011 exceeded the FDIC insurance limits of $250,000 for 2012 and 2011. Sales are typically made on credit and the Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains an allowance for doubtful accounts. The Company considers historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay to determine the level of allowance required. Accounts receivable are presented net of an allowance for doubtful accounts of approximately $3,000 and $4,000 at December 31, 2012 and 2011, respectively.

For the year ended December 31, 2012 one customer accounted for approximately 15 % or $611,000 of total revenues and had trade receivables of $0 as of the end of the year.  For the year ended December 31, 2011 one customer accounted for approximately 34% or $1,836,000 of total revenues and had trade receivables of $0 as of the end of the year.

Stock Based Compensation

At December 31, 2012, the Company had two stock-based compensation plans for employees and nonemployee directors, which authorize the granting of various equity-based incentives including stock options and restricted stock.

The Company estimates the fair value of its stock options using a Black-Scholes option-pricing model, consistent with the provisions of ASC 718, “Compensation – Stock Compensation”. The fair value of stock options granted is recognized to expense over the requisite service period. Stock-based compensation expense for all share-based payment awards is recognized using the straight-line single-option method. Stock-based compensation expense is reported in operating expenses based upon the departments to which substantially all of the associated employees report and credited to additional paid-in-capital. Stock-based compensation expense related to equity options was approximately $571,000 and $250,000 for the years ended December 31, 2012 and 2011, respectively. In January 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares will vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date.  The Company recorded approximately $37,000 and $39,000 in compensation expense for the years ended December 31, 2012 and 2011 related to these restricted shares.

ASC 718 requires the use of a valuation model to calculate the fair value of stock-based awards. The Company has elected to use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life, and interest rates. The Company is required to make various assumptions in the application of the Black-Scholes option-pricing model. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. Historical volatility factors utilized in the Company’s Black-Scholes computations for options granted during the years ended December 31, 2012 and 2011 ranged from 99% to 135%. The Company has elected to estimate the expected life of an award based upon the SEC approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 110. The expected term used by the Company during the years ended December 31, 2012 and 2011 was 5.9 years. The difference between the actual historical expected life and the simplified method was immaterial. The interest rate used is the risk free interest rate and is based upon U.S. Treasury rates appropriate for the expected term. Interest rates used in the Company’s Black-Scholes calculations for the years ended December 31, 2012 and 2011 averaged 2.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common shares in the foreseeable future.

In addition to the key assumptions used in the Black-Scholes model, the estimated forfeiture rate at the time of valuation is a critical assumption. The Company has estimated an annualized forfeiture rate of approximately 0% for corporate officers, 4.1% for members of the Board of Directors and 6.0% for all other employees. The Company reviews the expected forfeiture rate annually to determine if that percent is still reasonable based on historical experience.

Income Taxes

Current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities and for the expected future tax benefit to be derived from tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Foreign Currency Translation

The financial position and results of operations of the Company’s foreign subsidiaries are measured using the foreign subsidiary’s local currency as the functional currency. Revenues and expenses of such subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of shareholders’ equity, unless there is a sale or complete liquidation of the underlying foreign investments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries. The cumulative translation adjustment, which is recorded in accumulated other comprehensive income, decreased approximately $75,000 for the year ended December 31, 2012 and increased approximately $25,000 for the year ended December 31, 2011.

Comprehensive Income

Comprehensive income consists of net gains and losses affecting shareholders’ deficit that, under generally accepted accounting principles, are excluded from net loss. For the Company, the only items are the cumulative translation adjustment and the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30, "Compensation - Retirement Benefits - Defined Benefit Plans – Pension".

Advertising Costs

The Company expenses advertising costs as incurred. The Company incurred approximately $12,000 in advertising expenses during the year ended December 31, 2012 and did not incur any advertising expense during the year ended December 31, 2011.

Loss Per Share

Basic loss per common share is calculated by dividing net loss available to common shareholders for the period by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is calculated by dividing net loss available to common shareholders for the period by the weighted-average number of common shares outstanding during the period, adjusted to include, if dilutive, potential dilutive shares consisting of convertible preferred stock, convertible notes payable, stock options and warrants, calculated using the treasury stock and if-converted methods.  For diluted loss per share calculation purposes, the net loss available to commons shareholders is adjusted to add back any preferred stock dividends and any interest on convertible debt reflected in the consolidated statement of operations for the respective periods.

(Amounts in thousands except share and per share amounts)	Year Ended December 31,
	2012	2011
Numerator for basic and diluted loss per share:
Net loss	$(10,190)	$(3,180)
Preferred dividends	(51)	(383)
Net loss available to common shareholders	$(10,241)	$(3,563)

Denominator for basic loss per share — weighted-average shares outstanding	70,894,916	27,316,475
Effect of dilutive securities	—	—
Denominator for diluted loss per share — weighted-average shares outstanding	70,894,916	27,316,475

Basic and diluted loss per share:
Net loss	$(0.14)	$(0.12)
Preferred dividends	—	(0.01)
Net loss available to common shareholders	$(0.14)	$(0.13)

The Company has excluded the following weighted-average securities from the calculation of diluted loss per share, as their effect would have been antidilutive:

Potential Dilutive Securities:	Common Share Equivalents at December 31, 2012	Common Share Equivalents at December 31, 2011
Convertible notes payable	100,018	205,255
Convertible preferred stock – Series B	47,880	58,415
Stock options	1,135,077	1,707,713
Restricted stock grants	324,863	360,000
Warrants	24,996,737	28,453,760
Total Potential Dilutive Securities	26,604,575	30,785,143

          Recently Issued Accounting Standards

         From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (the “FASB”), or other standard setting bodies, which are adopted by us as of the specified effective date.  Unless otherwise discussed, the Company’s management believes the impact of recently issued standards not yet effective will not have a material impact on the Company’s consolidated financial statements upon adoption.

         FASB ASU No. 2012-02.  In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This new accounting standard allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. Under the guidance in ASU 2012-02, an entity has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company is currently evaluating the effect of this ASU on its consolidated financial statements.

         Reclassifications

         Certain prior period amounts have been reclassified to conform to the current period presentation. Such reclassifications did not affect the Company’s Consolidated Balance Sheets, Consolidated Results of Operations or Consolidated Cash Flows for the years ended December 31, 2012 and 2011.

NET LOSS PER COMMON SHARE	3 Months Ended
Mar. 31, 2013
Net Loss Per Common Share
NET LOSS PER COMMON SHARE

Basic loss per common share is calculated by dividing net loss available to common shareholders for the period by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is calculated by dividing net loss available to common shareholders for the period by the weighted-average number of common shares outstanding during the period, adjusted to include, if dilutive, potential dilutive shares consisting of convertible preferred stock, convertible notes payable, stock options and warrants, calculated using the treasury stock and if-converted methods. For diluted loss per share calculation purposes, the net loss available to common shareholders is adjusted to add back any preferred stock dividends and any interest on convertible debt reflected in the condensed consolidated statement of operations for the respective periods.

The table below presents the computation of basic and diluted loss per share:

(Amounts in thousands except share and per share amounts)	Three Months Ended March 31,
	2013	2012
Numerator for basic and diluted loss per share:
Net loss	$(2,773)	$(8,590)
Preferred dividends	(13)	(13)
Net loss available to common shareholders	$(2,786)	$(8,603)

Denominator for basic and dilutive loss per share — weighted-average shares outstanding	76,846,563	67,988,916
Net loss	$(0.04)	$(0.13)
Preferred dividends	(0.00)	(0.00)
Basic and diluted loss per share available to common shareholders	$(0.04)	$(0.13)

The Company has excluded the following weighted-average securities from the calculation of diluted loss per share, as their effect would have been antidilutive:

Dilutive securities	Three Months Ended March 31,
	2013	2012

Restricted stock grants	199,333	360,000
Convertible notes payable	40,805	164,950
Convertible preferred stock	46,991	46,896
Stock options	1,140,608	3,007,713
Warrants	9,160,458	28,453,760
Total dilutive securities	10,588,195	32,033,319

SELECT BALANCE SHEET DETAILS	3 Months Ended
Mar. 31, 2013
Select Balance Sheet Details
SELECT BALANCE SHEET DETAILS

Inventory

Inventories of $371,000 as of March 31, 2013 were comprised of work in process of $346,000 representing direct labor costs on in-process projects and finished goods of $25,000 net of reserves for obsolete and slow-moving items of $3,000. Inventories of $262,000 as of December 31, 2012 were comprised of work in process of $254,000 representing direct labor costs on in-process projects and finished goods of $8,000 net of reserves for obsolete and slow-moving items of $3,000. Appropriate consideration is given to obsolescence, excessive levels, deterioration and other factors in evaluating net realizable value and required reserve levels.

Intangible Assets

The Company has intangible assets in the form of trademarks, trade names and patents. The carrying amounts of the Company’s acquired trademark and trade name intangible assets were $43,000 and $47,000 as of March 31, 2013 and December 31, 2012, respectively, which include accumulated amortization of $304,000 and $300,000 as of March 31, 2013 and December 31, 2012, respectively. Amortization expense for the intangible assets was $4,000 for the three months ended March 31, 2013 and 2012. All intangible assets are being amortized over their estimated useful lives with no estimated residual values. Any costs incurred by the Company to renew or extend the life of intangible assets will be evaluated under ASC No. 350, Intangibles – Goodwill and Other, for proper treatment.

In June 2012, the Company entered into an asset purchase agreement with Vocel, Inc., a Delaware Corporation, whereby the Company purchased certain assets, consisting primarily of certain patents and trademarks. The Company evaluated this transaction under ASC No. 805, Business Combinations, and determined that this transaction constituted an asset purchase. The Company determined the aggregate fair value of the consideration issued to be approximately $159,000 and has allocated this amount to the relative fair value of the assets acquired resulting in $159,000 being allocated to patents. The Company began amortization of the acquired patents in the third quarter of 2012 on a straight-line basis over their weighted-average remaining life of approximately 13.5 years. Amortization expense related to the patents was $3,000 and $0 for the three months ended March 31, 2013 and 2012, respectively.

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2013 (9 months)	$21
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$193

Goodwill

The Company annually, or more frequently if events or circumstances indicate a need, tests the carrying amount of goodwill for impairment. A two-step impairment test is used to first identify potential goodwill impairment and then measure the amount of goodwill impairment loss, if any. The first step was conducted by determining and comparing the fair value, employing the market approach, of the Company’s reporting unit to the carrying value of the reporting unit. The Company continues to have only one reporting unit, Identity Management. Based on the results of this impairment test, the Company determined that its goodwill was not impaired as of March 31, 2013.

NOTES PAYABLE AND LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable And Line Of Credit
NOTES PAYABLE AND LINE OF CREDIT

Notes payable consist of the following:

($ in thousands)	March 31,	December 31,
	2013	2012
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$65	$65
Total notes payable to related parties	$65	$65

Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable	$-	$-

7% Convertible Promissory Notes to Related Parties

On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), in the principal aggregate amount of $110,000, with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.50 (the “Conversion Price”).

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, resulting in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the Related-Party Convertible Notes.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

The Company did not repay the notes on January 31, 2010. During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable no later than June 30, 2014 however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

Line of Credit

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of two years, a risk free interest rate of 2.58%, a dividend yield of 0%, and volatility of 79%. The Company recorded the fair value of the warrants as a deferred financing fee of approximately $580,000 to be amortized over the life of the line of credit agreement.

The Company evaluated the line of credit agreement and determined that the instrument contains a contingent beneficial conversion feature, i.e. an embedded conversion right that enables the holder to obtain the underlying common stock at a price below market value. The beneficial conversion feature is contingent as the terms of the conversion do not permit the Company to compute the number of shares that the holder would receive if the contingent event occurs (i.e. future borrowings under the line of credit agreement). The Company has considered the accounting for this contingent beneficial conversion feature using the guidance in ASC 470, Debt. The guidance in ASC 470 states that a contingent beneficial conversion feature in an instrument shall not be recognized in earnings until the contingency is resolved. The beneficial conversion features of future borrowings under the line of credit agreement will be measured using the intrinsic value calculated at the date the contingency is resolved using the exercise price and trading value of the Company’s common stock at the date the line of credit agreement was issued (commitment date). Such amounts could range from $0 to approximately $474,000 depending on the amount borrowed by the Company under the line of credit agreement.

 As of March 31, 2013, no advances were made under the unsecured line of credit agreement.

	December 31, 2012	December 31, 2011
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 and $110 at December 31, 2012 and 2011, respectively. Discount on notes is $0 at December 31, 2012 and 2011. Notes were due January 2010. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	65	110
Total notes payable to related parties	65	110

Total notes payable	65	110
Less current portion	(65)	(110)
Long-term notes payable	$—	$—

7% Convertible Promissory Notes to Related Parties

          On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), in the principal aggregate amount of $110,000, with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.50 (the “Conversion Price”).

          In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

          The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, resulting in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the Related-Party Convertible Notes.

          The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

          The Company did not repay the notes on January 31, 2010.  During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable not later than June 30, 2014 however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2012
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

The Company has intangible assets in the form of trademarks, trade names and patents. The carrying amount of the Company’s acquired trademarks and trade names were approximately $47,000 and $63,000 as of December 31, 2012 and 2011, respectively which include accumulated amortization of $300,000 and $284,000 as of December 31, 2012 and 2011, respectively. Amortization expense related to trademarks and tradenames was $16,000 and $15,000 for the years ended December 31, 2012 and 2011, respectively. All intangible assets are amortized over their estimated useful lives with no estimated residual values. Any costs incurred by the Company to renew or extend the life of intangible assets will be evaluated under ASC No. 350, Intangibles – Goodwill and Other, for proper treatment.

In June 2012, the Company entered into an asset purchase agreement with Vocel, Inc., a Delaware corporation, whereby the Company purchased certain assets, consisting primarily of certain patents and trademarks. The Company evaluated this transaction under ASC No. 805, Business Combinations, and determined that this transaction constituted an asset purchase.

As consideration for this asset purchase:

•	The Company issued to Vocel a warrant to purchase 150,000 shares of the Company’s common stock (“Purchaser Warrant”). The Purchaser Warrant is exercisable at $0.88 per share and vests 100% when the Company has derived $500,000 of gross revenue from the sale or license of the purchased intellectual property (“Warrant Vesting Date”). The Purchaser Warrant is exercisable for a period of three years form the Warrant Vesting Date; and

•	The Company agreed to pay Vocel a royalty of 7.5% of gross revenue received by the Company from any third party sale or license of the purchased intellectual property.

The Company determined the aggregate fair value of the consideration issued to be approximately $159,000 and allocated this amount to the relative fair value of the assets acquired resulting in $159,000 being allocated to patents. The Company began amortization of the acquired patents in the third quarter of 2012 on a straight-line basis over their weighted-average remaining life of approximately 13.5 years. Amortization expense related to patents was $6,000 and $0 for the years ended December 31, 2012 and 2011, respectively.

The following table presents the changes in the carrying amounts of the Company’s acquired intangible assets for the years ended December 31, 2012 and 2011. All intangible assets are being amortized over their estimated useful lives with no estimated residual values.

($ in thousands)	Total
Balance of intangible assets as of December 31, 2010	$78
Intangible assets acquired	—
Amortization	(15)
Impairment losses	—
Balance of intangible assets as of December 31, 2011	$63
Intangible assets acquired	159
Amortization	(22)
Impairment losses	—
Balance of intangible assets as of December 31, 2012	$200

The Company annually, or more frequently if events or circumstances indicate a need, tests the carrying amount of goodwill for impairment. The Company performs its annual impairment test in the fourth quarter of each year. A two-step impairment test is used to first identify potential goodwill impairment and then measure the amount of goodwill impairment loss, if any. The first step was conducted by determining and comparing the fair value, employing the market approach, of the Company’s reporting unit to the carrying value of the reporting unit. The Company continues to have only one reporting unit, Identity Management. Based on the results of this impairment test, the Company determined that its goodwill was not impaired as of December 31, 2012 and 2011.

Amortization expense for the years ended December 31, 2012 and 2011 was approximately $22,000 and $15,000, respectively.

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2013	$28
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$200

INVENTORY	12 Months Ended
Dec. 31, 2012
InventoryAbstract
INVENTORY

          Inventories of $262,000 as of December 31, 2012 were comprised of work in process of $254,000 representing direct labor costs on in-process projects and finished goods of $8,000 net of reserves for obsolete and slow-moving items of $3,000. Inventories of $45,000 as of December 31, 2011 were comprised of work in process of $29,000 representing direct labor costs on in-process projects and finished goods of $16,000 net of reserves for obsolete and slow-moving items of $3,000. Appropriate consideration is given to obsolescence, excessive levels, deterioration and other factors in evaluating net realizable value and required reserve levels.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property And Equipment
PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2012 and 2011, consists of:

($ in thousands)	2012	2011

Equipment	$950	$770
Furniture	75	66
	1,025	836
Less accumulated depreciation	(875)	(818)
	$150	$18

Total depreciation expense for the years ended December 31, 2012 and 2011 was approximately $47,000 and $13,000, respectively.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract] (Deprecated 2009-01-31)
ACCRUED LIABILITIES

Principal components of accrued liabilities consist of:

($ in thousands)	December 31, 2012	December 31, 2011

Compensated absences	$248	$256
Wages, payroll taxes and sales commissions	32	84
Customer deposits	60	240
Liquidated damages	200	182
Royalties	251	251
Board of directors fees	—	527
Pension and employee benefit plans	140	46
Income and sales taxes	125	186
Interest and dividends	87	82
Other	123	151
	$1,266	$2,005

NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
NOTES PAYABLE

Notes payable consist of the following:

($ in thousands)	March 31,	December 31,
	2013	2012
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$65	$65
Total notes payable to related parties	$65	$65

Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable	$-	$-

7% Convertible Promissory Notes to Related Parties

On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), in the principal aggregate amount of $110,000, with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.50 (the “Conversion Price”).

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, resulting in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the Related-Party Convertible Notes.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

The Company did not repay the notes on January 31, 2010. During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable no later than June 30, 2014 however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

Line of Credit

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of two years, a risk free interest rate of 2.58%, a dividend yield of 0%, and volatility of 79%. The Company recorded the fair value of the warrants as a deferred financing fee of approximately $580,000 to be amortized over the life of the line of credit agreement.

The Company evaluated the line of credit agreement and determined that the instrument contains a contingent beneficial conversion feature, i.e. an embedded conversion right that enables the holder to obtain the underlying common stock at a price below market value. The beneficial conversion feature is contingent as the terms of the conversion do not permit the Company to compute the number of shares that the holder would receive if the contingent event occurs (i.e. future borrowings under the line of credit agreement). The Company has considered the accounting for this contingent beneficial conversion feature using the guidance in ASC 470, Debt. The guidance in ASC 470 states that a contingent beneficial conversion feature in an instrument shall not be recognized in earnings until the contingency is resolved. The beneficial conversion features of future borrowings under the line of credit agreement will be measured using the intrinsic value calculated at the date the contingency is resolved using the exercise price and trading value of the Company’s common stock at the date the line of credit agreement was issued (commitment date). Such amounts could range from $0 to approximately $474,000 depending on the amount borrowed by the Company under the line of credit agreement.

 As of March 31, 2013, no advances were made under the unsecured line of credit agreement.

	December 31, 2012	December 31, 2011
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 and $110 at December 31, 2012 and 2011, respectively. Discount on notes is $0 at December 31, 2012 and 2011. Notes were due January 2010. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	65	110
Total notes payable to related parties	65	110

Total notes payable	65	110
Less current portion	(65)	(110)
Long-term notes payable	$—	$—

7% Convertible Promissory Notes to Related Parties

          On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), in the principal aggregate amount of $110,000, with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.50 (the “Conversion Price”).

          In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

          The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, resulting in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the Related-Party Convertible Notes.

          The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

          The Company did not repay the notes on January 31, 2010.  During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable not later than June 30, 2014 however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes
INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes, (ASC 740). Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year-end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is established when necessary based on the weight of available evidence, if it is considered more likely than not that all or some portion of the deferred tax assets will not be realized. Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.  The Company has established a valuation allowance against its deferred tax asset due to the uncertainty surrounding the realization of such asset.

ASC 740-10 requires a company to first determine whether it is more-likely-than-not (defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more-likely-than-not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

The Company’s uncertain position relative to unrecognized tax benefits and any potential increase in these liabilities relates primarily to the allocations of revenue and costs among the Company’s global operations and the impact of tax rulings made during the period affecting its tax positions. The Company’s existing tax position could result in liabilities for unrecognized tax benefits. The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expense. The amount of interest and penalties accrued as of December 31, 2012 and 2011 was $4,000 and $49,000, respectively.

Significant judgment is required in evaluating the Company’s uncertain tax positions and determining the Company’s provision for income taxes. No assurance can be given that the final tax outcome of these matters will not be different from that which is reflected in the Company’s historical income tax provisions and accruals.  The Company adjusts these items in light of changing facts and circumstances.  To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

The significant components of the income tax provision (benefit) are as follows:

($ in thousands)	Year Ended December 31,
	2012	2011
Current
Federal	$—	$—
State	—	—
Foreign	22	(19)

Deferred
Federal	—	—
State	—	—
Foreign	—	—

	$22	$(19)

The principal components of the Company’s deferred tax assets (liabilities) at December 31, 2012 and 2011 are as follows:

($ in thousands)	2012	2011

Net operating loss carryforwards	$11,554	$10,654
Intangible assets	653	768
Stock based compensation	1,089	862
Reserves and accrued expenses	6	5
Other	(140)	(143)
	13,162	12,146
Less valuation allowance	(13,162)	(12,146)

Net deferred tax assets	$—	$—

A reconciliation of the provision (benefit) for income taxes to the amount computed by applying the statutory income tax rates to loss before income taxes is as follows:

	2012	2011

Amounts computed at statutory rates	$(3,465)	$(1,081)
State income tax, net of federal benefit	(81)	50
Expiration of net operating loss carryforwards	473	603
Non-deductible interest	1,602	163
Foreign taxes	473	528
Other	4	(1)
Net change in valuation allowance on deferred tax assets	1,016	(281)

	$22	$(19)

The Company has established a valuation allowance against its deferred tax assets due to the uncertainty surrounding the realization of such assets.

At December 31, 2012 and 2011, the Company had federal and state net operating loss carryforwards, a portion of which may be available to offset future taxable income for tax purposes. The federal net operating loss carryforwards expire at various dates from 2013 through 2032. The state net operating loss carryforwards expire at various dates from 2013 through 2022.

The Internal Revenue Code (“the Code”) limits the availability of certain tax credits and net operating losses that arose prior to certain cumulative changes in a corporation’s ownership resulting in a change of control of the Company.  The Company’s use of its net operating loss carryforwards and tax credit carryforwards will be significantly limited because the Company believes it underwent “ownership changes”, as defined under Section 382 of the Internal Revenue Code, in 1991, 1995, 2000, 2003, 2004 and 2011, though the Company has not performed a study to determine the limitation.  The Company has reduced its deferred tax assets to zero relating to its federal and state research credits because of such limitations.  The Company continues to disclose the tax effect of the net operating loss carryforwards at their original amount in the table above as the actual limitation has not yet been quantified.   The Company has also established a full valuation allowance for substantially all deferred tax assets due to uncertainties surrounding its ability to generate future taxable income to realize these assets. Since substantially all deferred tax assets are fully reserved, future changes in tax benefits will not impact the effective tax rate. Management periodically evaluates the recoverability of the deferred tax assets. If it is determined at some time in the future that it is more likely than not that deferred tax assets will be realized, the valuation allowance would be reduced accordingly at that time.

Tax returns for the years 2008 through 2012 are subject to examination by taxing authorities.  The Company is currently undergoing a routine sales and use tax audit for the State of Washington.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Company has employment agreements with its Chief Executive Officer and Senior Vice President of Administration and Chief Financial Officer. The Company may terminate the agreements with or without cause. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates the executive’s employment without cause or in the event of an involuntary termination  (as defined in the employment agreements) by the Company or by the executive: (i) a lump sum cash payment equal to between six months and twenty-four months of base salary, based upon specific agreements; (ii) continuation of the executive’s fringe benefits and medical insurance for a period of three years; and (iii) immediate vesting of 50% of each executive’s outstanding restricted stock awards and stock options. In the event that the executive’s employment is terminated within the six months prior to or the thirteen months following a change of control (as defined in the employment agreements), the executive is entitled to the severance benefits described above, except that 100% of each executive’s restricted stock awards outstanding and stock options will immediately vest. Each executive’s eligibility to receive any severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

The Company also has a Change of Control and Severance Benefits Agreement with its Chief Technical Officer and Vice President of Business Development.  Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates his employment without cause prior to the closing of any change of control transaction: (i) a lump sum cash payment equal to six months of base salary; and (ii) continuation of the executive’s health insurance benefits until the earlier of six (6) months following the date of termination, the date on which he is no longer entitled to continuation coverage pursuant to COBRA or the date that he obtains comparable health insurance coverage. In the event that the executive’s employment is terminated within the twelve months following a change of control, he is entitled to the severance benefits described above, plus his stock options will immediately vest and become exercisable. The executive’s eligibility to receive severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

Litigation

           On September 21, 2012, Blue Spike, LLC, a Texas limited liability company (“Blue Spike”), filed claims against the Company in the United States District Court for the Eastern District of Texas, alleging that the Company is impermissibly using Blue Spike’s patented technologies in certain Company products, including its Biometric Engine.  To date, Blue Spike has filed similar suits asserting claims of patent infringement against a total of approximately eighty-five companies between August 9, 2012 and February 6, 2013. The Company has filed a motion to dismiss the complaint and a motion to transfer Blue Spike’s case against the Company to San Diego. Neither motion has yet been ruled upon. The defendants span a wide range of industries, from Internet search engines to chip manufacturers, digital rights management, video streaming and digital watermarking.  Blue Spike is seeking to recover an unspecified amount of compensatory damages from the Company and an injunction to enjoin the Company from further acts of alleged infringement.  The Company believes Blue Spike’s claim to be without merit and intends to vigorously defend itself. The Company is unable to estimate a possible range of loss at this time.

          Other than as specifically described above, we are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations.  Other than described above, there is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company or any of our subsidiaries, threatened against or affecting the Company, our common stock, any of our subsidiaries or of the Company’s or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

Leases

           In December 2010, we entered into a new lease agreement and relocated our corporate headquarters to Rancho Bernardo Road in San Diego, California. The lease term commenced in December 2010 and ends on December 31, 2013. In April 2012, we extended the term of this lease to October 31, 2014. We are obligated under the lease to pay base rent and certain operating costs and taxes for the building. Future minimum rent payments will be approximately $114,000 in 2013, and $98,000 in 2014. Our rent was abated at a rate of 50% for the first 12 months of the lease. Under the lease, we were required to provide a security deposit in the amount of approximately $9,500.

           In April 2012, we entered into an amendment of our corporate headquarters lease whereby we leased an additional 2,560 square feet of space.  The lease term commenced in May 2012 and ends on October 31, 2014.  Future minimum rent payments will be approximately $50,000 in 2013 and $43,000 in 2014.

           In April 2012, we entered into a lease extension of our Portland, Oregon offices whereby we extended the lease term for a period of 36 months commencing November 1, 2012 until October 31, 2015.  Future minimum rent payments will be approximately $141,000 in 2013, $146,000 in 2014 and $124,000 in 2015.

           In addition to the corporate headquarters lease in San Diego, California, we also lease space in Ottawa, Province of Ontario, Canada; and Mexico City, Mexico.

           At December 31, 2012, future minimum lease payments are as follows:

($ in thousands)
2013	$418
2014	$332
2015	$169
2016	$11
2017 and thereafter	$—
$930

Rental expense incurred under operating leases for the years ended December 31, 2012 and 2011 was approximately $521,000 and $476,000, respectively.

EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY

 The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “common stock” and “preferred stock”. The preferred stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

 The Company had 239,400 shares of Series B Convertible Redeemable Preferred (“Series B Preferred”) outstanding as of March 31, 2013 and December 31, 2012. At March 31, 2013 and December 31, 2012, the Company had cumulative undeclared dividends of approximately $21,000 and $8,000, respectively. There were no conversions of Series B Preferred into common stock during the three months ended March 31, 2013 or 2012.

Common Stock

The following table summarizes common stock activity for the three months ended March 31, 2013:

Common Stock

Shares outstanding at December 31, 2012	76,639,849
Shares issued pursuant to options exercised for cash	10,000
Shares issued pursuant to cashless warrants exercised	982,419
Shares issued pursuant to warrants exercised for cash	31,539
Shares outstanding at March 31, 2013	77,663,807

During the three months ended March 31, 2013, the Company issued 10,000 shares of common stock pursuant to the exercise of 10,000 options for cash proceeds of approximately $2,000. During the three months ended March 31, 2013, the Company issued 31,539 shares of common stock pursuant to the exercise of 31,539 warrants for cash proceeds of approximately $16,000. Also during the three months ended March 31, 2013, the Company issued 982,419 shares of common stock pursuant to the cashless exercise of 1,917,253 warrants.

Warrants

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2012	18,788,485	$0.56
Granted	1,137,632	$0.96
Expired / Canceled	(688,749)	$1.49
Exercised	(1,948,792)	$0.50
Balance at March 31, 2013	17,288,576	$0.56

During the three months ended March 31, 2013, the Company issued to certain consultants warrants to purchase an aggregate of 85,000 shares of the Company’s common stock. Such warrants have exercise prices ranging from $1.08 to $1.15 per share and have terms ranging from one to two years from the date of issuance. An aggregate of 80,000 of these warrants become exercisable only upon the attainment of specified events. No such events were obtained during the three months ended March 31, 2013.

During the three months ended March 31, 2013, the company issued to an existing shareholder and member of our Board of Directors warrants to purchase 1,052,632 shares of the Company’s common stock. Such warrants have an exercise price of $0.95 per share and a term of two years from the date of issuance.

During the three months ended March 31, 2013, there were 1,917,253 warrants exercised pursuant to cashless transactions, 31,539 warrants exercised for cash resulting in the issuance of 31,539 shares of common stock and proceeds to the Company of approximately $16,000 and 688,749 warrants that expired.

As of March 31, 2013, warrants to purchase 17,288,576 shares of common stock at prices ranging from $0.50 to $1.25 were outstanding. All warrants are exercisable as of March 31, 2013, and expire at various dates through December 2016, with the exception of an aggregate of 330,000 warrants, which become exercisable only upon the attainment of specified events.

Stock-Based Compensation

As of March 31, 2013, the Company had two active stock-based compensation plans for employees and nonemployee directors, which authorize the granting of various equity-based incentives including stock options and restricted stock.

The Company estimates the fair value of its stock options using a Black-Scholes option-pricing model, consistent with the provisions of ASC No. 718, Compensation – Stock Compensation. The fair value of stock options granted is recognized to expense over the requisite service period. Stock-based compensation expense is reported in general and administrative, sales and marketing, engineering and customer service expenses based upon the departments to which substantially all of the associated employees report and credited to additional paid-in capital. Stock-based compensation expense related to equity options was approximately $126,000 and $141,000 for the three months ended March 31, 2013 and 2012, respectively.

In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date. Stock-based compensation expense related to these restricted stock grants was approximately $0 and $9,000 for the three months ended March 31, 2013 and 2012, respectively.

During March 2011, the Company granted 880,000 performance units to certain key employees that grant the holder the right to receive compensation based on the appreciation in the Company’s common stock in the event of transfer of control of the Company ("Performance Units"). As the vesting of the Performance Units is contingent upon the sale of the Company, the expense associated with the granting of the Performance Units was not material. The Performance Units issued to such key employees were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock during the three month ended March 31, 2012.

ASC 718 requires the use of a valuation model to calculate the fair value of stock-based awards. The Company has elected to use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life, and interest rates. The Company is required to make various assumptions in the application of the Black-Scholes option-pricing model. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. Historical volatility factors utilized in the Company’s Black-Scholes computations for the three months ended March 31, 2013 and 2012 ranged from 83% to 144%. The Company has elected to estimate the expected life of an award based upon the SEC approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 110. The expected term used by the Company during the three months ended March 31, 2013 and 2012 was 5.9 years. The difference between the actual historical expected life and the simplified method was immaterial. The interest rate used is the risk free interest rate and is based upon U.S. Treasury rates appropriate for the expected term. Interest rates used in the Company’s Black-Scholes calculations for the three months ended March 31, 2013 and 2012 was 2.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common stock in the foreseeable future

In addition to the key assumptions used in the Black-Scholes model, the estimated forfeiture rate at the time of valuation is a critical assumption. The Company has estimated an annualized forfeiture rate of approximately 0% for corporate officers, 4.1% for members of the Board of Directors and 6.0% for all other employees. The Company reviews the expected forfeiture rate annually to determine if that percent is still reasonable based on historical experience.

In March 2013, the Company issued 410,000 options under existing stock-based compensation plans to certain members of senior management, certain members of the Board of Directors and certain employees. Such options have an exercise price of $0.93 per share.

A summary of the activity under the Company’s stock option plans is as follows:

	Options	Weighted-Average Exercise Price
Balance at December 31, 2012	3,031,221	$0.82
Granted	410,000	$0.93
Expired/Cancelled	(9,996)	$0.82
Exercised	(10,000)	$0.17

Balance at March 31, 2013	3,421,225	$0.83

The per share weighted-average grant date fair value of options granted during the three months ended March 31, 2013 was $0.66.

The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock”. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

            The Company had 239,400 shares of Series B Preferred outstanding as of December 31, 2012 and 2011. At December 31, 2012 and 2011, the Company had cumulative undeclared dividends of approximately $8,000 ($0.03 per share) and $187,000 ($0.78 per share), respectively. There were no conversions of Series B Preferred into common stock during the year ended December 31, 2012 or 2011.

           Common Stock

           The following table summarizes outstanding common stock activity for the following periods:

Common Stock

Shares outstanding at December 31, 2010	23,838,777
Shares issued pursuant to the Qualified Financing	20,090,000
Conversion of preferred stock into common	11,768,525
Conversion of convertible debt into common stock	9,774,559
Shares issued pursuant to warrants exercised for cash	1,310,000
Shares issued pursuant to cashless warrants exercised	1,194,547
Shares issued pursuant to options exercised	14,587
Shares issued as compensation in lieu of cash	10,000
Recoup of forfeited restricted stock grants	(12,079)
Shares outstanding at December 31, 2011	67,988,916
Shares issued pursuant to warrants exercised for cash	7,052,647
Shares issued pursuant to cashless warrants exercised	1,573,362
Shares issued pursuant to options exercised	24,924
Shares outstanding at December 31, 2012	76,639,849

        During the year ended December 31, 2012, the Company issued 24,924 shares of common stock pursuant to the exercise of 24,924 options for cash proceeds of approximately $7,000.  During the year ended December 31, 2012, the Company issued 7,052,647 shares of common stock pursuant to the exercise of 7,052,647 warrants for cash proceeds of approximately $3,527,000. During the year ended December 31, 2012, the Company issued 1,573,362 shares of common stock pursuant to the cashless exercise of 2,905,628 warrants.

Warrants

As of December 31, 2012, warrants to purchase 18,788,485 shares of common stock at prices ranging from $0.50 to $1.67 were outstanding. All warrants are exercisable as of December 31, 2012 and expire at various dates through December 2016, with the exception of an aggregate of 250,000 warrants, which become exercisable only upon the attainment of specified events.

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted-
		Average
		Exercise Price

Balance at December 31, 2010	19,737,612	$0.54
Granted	12,802,500	$0.52
Expired / Canceled	(546,044)	$0.50
Exercised	(3,540,308)	$0.50
Balance at December 31, 2011	28,453,760	$0.52
Granted	305,000	$0.92
Expired / Canceled	(12,000)	$0.50
Exercised	(9,958,275)	$0.50
Balance at December 31, 2012	18,788,485	$0.56

During the year ended December 31, 2012, there were 2,905,628 warrants exercised pursuant to cashless transactions and 12,000 warrants expired. During the year ended December 31, 2012, there were 7,052,647 warrants exercised for cash resulting in cash proceeds to the Company of approximately $3,526,000. The Company issued 1,573,362 shares of its common stock pursuant to cashless warrant exercises and 7,052,647 shares of its common stock pursuant to warrants exercised for cash.

               During the year ended December 31, 2012, the Company issued to Vocel a warrant to purchase 150,000 shares of the Company’s common stock (“Purchaser Warrant”).  The Purchaser Warrant is exercisable at $0.88 per share and vests 100% at such time as the Company has derived $500,000 of gross revenue from the sale or license of the purchased intellectual property (“Warrant Vesting Date”).  The Purchaser Warrant is exercisable for a period of three years from the Warrant Vesting Date. The Purchaser Warrant did not vest during the year ended December 31, 2012 as the $500,000 gross revenue threshold was not met.

               During the year ended December 31, 2012, the Company issued to certain consultants warrants to purchase 50,000 shares of the Company’s common stock. Such warrants were issued upon the attainment of certain performance conditions, are exercisable at $1.10 per share and have a three year term. The Company determined the grant date fair value of these warrants using the Black-Scholes valuation model to be approximately $25,000.  Such expense is recorded in the Company’s Consolidated Statement of Operations for the year ended December 31, 2012 as a component of general and administrative expense.

               During the year ended December 31, 2012, the Company issued to certain consultants warrants to purchase 100,000 shares of the Company’s common stock. Such warrants are exercisable at $0.98 per share and have a two year term from the date of issuance. The warrants will vest 100% at such time as the Company has derived $1.5 million of gross revenue from the consultant’s efforts. These warrants did not vest during the year ended December 31, 2012 as the $1.5 million gross revenue threshold was not met.

      During the year ended December 31, 2012, the Company issued to certain consultants warrants to purchase 5,000 shares of the Company’s common stock. Such warrants are exercisable at $1.25 per share and have a two year term from the date of issuance. The Company determined the grant date fair value of these warrants using the Black-Scholes valuation model to be approximately $2,000.  Such expense is recorded in the Company’s Consolidated Statement of Operations for the year ended December 31, 2012 as a component of sales and marketing expense.

               The following table summarizes information regarding the warrants outstanding as of December 31, 2012:

Exercise Price	Number Outstanding	Weighted—Average Remaining Life (Years)	Weighted—Average Exercise Price

$0.50	17,029,456	2.97	$0.50

$0.60	200,000	1.76	$0.60

$0.80	150,000	5.00	$0.80

$0.98	100,000	1.63	$0.98

$1.00	265,280	1.58	$1.00

$1.10	50,000	2.59	$1.10

$1.20	270,833	0.20	$1.20

$1.25	305,000	0.46	$1.25

$1.67	417,916	0.23	$1.67

	18,788,485

DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

The Company accounts for its derivative instruments under the provisions of ASC 815, Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions. Under the provisions of ASC 815, the anti-dilution and cash settlement provisions in certain warrants (collectively the “Derivative Liabilities”) qualify as derivative instruments.

The Company is required to mark-to-market at the end of each reporting period the value of the derivative liabilities. The Company revalues these derivative liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies. The periodic change in value of the derivative liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase). Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the derivative liabilities will be the value of the Company’s common stock. If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology and the Black-Scholes option-pricing model in the determination of the fair value of the Derivative Liabilities. The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc. to perform the Monte-Carlo simulations.

The Black-Scholes option-pricing model is affected by the Company’s stock prices as well as assumptions regarding the expected stock price volatility of the term of the derivative liabilities in addition to interest rates and dividend yields.

As of December 31, 2012, the Company had 5,211,229 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment. The recorded fair market value of those warrants at December 31, 2012 was approximately $2,244,000, which is reflected as a non-current liability in the consolidated balance sheet as of December 31, 2012.

As of March 31, 2013, the Company had 4,211,229 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment. The recorded fair market value of those warrants at March 31, 2013 was approximately $2,794,000. During the three months ended March 31, 2013, 1,000,000 warrants qualifying for derivative liability treatment were cashless exercised resulting in the issuance of 553,304 shares of common stock with an aggregate fair value of $626,000.

The Company accounts for its derivative instruments under the provisions of ASC 815, “Derivatives and Hedging-Contracts in Entity’s Own Equity-Scope and Scope Exceptions”. Under the provisions of ASC 815, the anti-dilution and cash settlement provisions in certain warrants (collectively the “Derivative Liabilities”) qualify as derivative instruments.

The Company is required to mark-to-market, at the end of each reporting period, the value of the Derivative Liabilities.  The Company revalues these Derivative Liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the Derivative Liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the Derivative Liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology and the Black Scholes valuation model in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc. to perform the Monte Carlo simulations.

The Black-Scholes valuation model is affected by the Company’s stock prices as well as assumptions regarding the expected stock price volatility of the term of the derivative liabilities in addition to interest rates and dividend yields.

As of December 31, 2011, the Company had approximately 18,547,500 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment.  The recorded fair market value of those warrants at December 31, 2011 was approximately $11,824,000, which is reflected as a non-current liability in the consolidated balance sheet as of December 31, 2011.  On March 21, 2012, the Company amended 12,252,500 warrants such that these warrants no longer qualify as derivative liabilities.  The Company determined the change in fair value from the date of previous measurement (December 31, 2011) to the date of amendment (March 21, 2012) for these warrants and recorded approximately $5,110,000 in expense.  Such expense is included in Company’s consolidated statement of operations for the year ended December 31, 2012 under the caption “Change in fair value of derivative liabilities”.

Additionally, as a result of the agreements to amend the warrants and the warrants no longer qualifying for derivative liability treatment, the Company reclassified $13,588,000 of derivative liabilities into a component of additional paid-in capital in the Company's consolidated financial statements for the year ended December 31, 2012.

During the year ended December 31, 2012, 1,067,617 warrants qualifying for derivative liability treatment were cashless exercised resulting in the issuance of 636,780 shares of common stock with an aggregate fair value of approximately $708,000. Also, during the year ended December 31, 2012, 3,947 warrants qualifying for derivative liability treatment were exercised for cash proceeds of approximately $2,000 resulting in the issuance of 3,947 shares of common stock.

FAIR VALUE ACCOUNTING	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Accounting
FAIR VALUE ACCOUNTING

The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at March 31, 2013
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,616	$1,616	$—	$—
Totals	$1,616	$1,616	$—	$—
Liabilities:
Derivative liabilities	$2,794	$—	$—	$2,794
Totals	$2,794	$—	$—	$2,794

	Fair Value at December 31, 2012
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,630	$1,630	$—	$—
Totals	$1,630	$1,630	$—	$—
Liabilities:
Derivative liabilities	$2,244	$—	$—	$2,244
Totals	$2,244	$—	$—	$2,244

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

As of March 31, 2013, the Company had 4,211,229 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment. The recorded fair market value of those warrants at March 31, 2013 was approximately $2,794,000 which is reflected as a non-current liability in the consolidated balance sheet as of March 31, 2013. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data. The Company uses Black-Scholes or Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities.

The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings. The Black-Scholes valuation model is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to expected dividend yield and risk free interest rates appropriate for the expected term.

The Company monitors the activity within each level and any changes with the underlying valuation techniques or inputs utilized to recognize if any transfers between levels are necessary. That determination is made, in part, by working with outside valuation experts for Level 3 instruments and monitoring market related data and other valuation inputs for Level 1 and Level 2 instruments.

A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities

Balance at December 31, 2012	$2,244
Total unrealized gains	—
Included in earnings	1,176
Settlements	(626)
Issuances	—
Transfers in and/or out of Level 3	—
Balance at March 31, 2013	$2,794

All unrealized gains or losses resulting from changes in value of any Level 3 instruments are reflected as a separate line in the condensed consolidated statement of operations in arriving at net loss. The Company is not a party to any hedge arrangements, commodity swap agreements or any other derivative financial instruments.

Certain assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments only in certain circumstances. Included in this category is goodwill written down to fair value when determined to be impaired. The valuation methods for goodwill involve assumptions based on management’s judgment using internal and external data, and which are classified in Level 3 of the valuation hierarchy.

The Company accounts for fair value measurements in accordance with ASC 820, “Fair Value Measurements and Disclosures,” which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

         ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

         The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2012
($ in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Pension assets	$1,630	$1,630	$—	$—
Totals	$1,630	$1,630	$—	$—
Liabilities:
Derivative liabilities	$2,244	$—	$—	$2,244
Totals	$2,244	$—	$—	$2,244

	Fair Value at December 31, 2011
($ in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Pension assets	$1,455	$1,455	$—	$—
Totals	$1,455	$1,455	$—	$—
Liabilities:
Derivative liabilities	$11,824	$—	$—	$11,824
Totals	$11,824	$—	$—	$11,824

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

As of December 31, 2012, the Company had 5,211,229 outstanding warrants to purchase shares of the Company’s common stock that qualified for derivative liability treatment.  The recorded fair market value of those warrants at December 31, 2012 was approximately $2,244,000 which is reflected as a non-current liability in the consolidated balance sheet as of December 31, 2012. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses Monte-Carlo simulation methodologies and the Black Scholes valuation model in the determination of the fair value of the derivative liabilities.

The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings. The Black Scholes valuation model is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to expected dividend yield and risk free interest rates appropriate for the expected term.

The Company monitors the activity within each level and any changes with the underlying valuation techniques or inputs utilized to recognize if any transfers between levels are necessary.  That determination is made, in part, by working with outside valuation experts for Level 3 instruments and monitoring market related data and other valuation inputs for Level 1 and Level 2 instruments.

           A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities
Balance December 31, 2010	$15,653
Included in earnings	(3,970)
Settlements	(5,672)
Issuances	5,813
Transfers in and /or out of Level 3	—
Balance at December 31, 2011	$11,824
Included in earnings	4,712
Settlements	(14,292)
Issuances	—
Transfers in and/or out of Level 3	—
Balance at December 31, 2012	$2,244

All unrealized gains or losses resulting from changes in value of any Level 3 instruments are reflected as a separate line in the consolidated statement of operations in arriving at net loss. The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.  See further disclosures regarding the Company’s derivative liabilities in Note 11.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related-Party Convertible Notes

As more fully described in Note 5 to these consolidated financial statements, on November 14, 2008, the Company entered into a series of convertible promissory notes (the “Related- Party Convertible Notes”), aggregating $110,000, with certain officers and members of the Company’s Board of Directors, including S. James Miller, the Company’s Chief Executive Officer and Chairman, and Charles AuBuchon. The Related Party Convertible Notes bear interest at 7.0% per annum and were originally due February 14, 2009.

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase Common Stock of the Company. The warrants have an exercise price $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013. All warrants were outstanding and exercisable as of March 31, 2013 and December 31, 2012.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

The Company did not repay the notes on January 31, 2010. During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes.

On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable no later than June 30, 2014, however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

Professional Service Contract

During the year ended December 31, 2012 the Company entered into a series of professional service contracts with an entity that John Cronin, a member of the Company’s Board of Directors, has an ownership interest in. The aggregate contract value was $370,000. The Company did not pay the professional services firm any monies during the three months ended March 31, 2013.

Line of Credit

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of two years, a risk free interest rate of 2.58%, a dividend yield of 0%, and volatility of 79%. The Company recorded the fair value of the warrants as a deferred financing fee of approximately $580,000 to be amortized over the life of the line of credit agreement.

The Company evaluated the line of credit agreement and determined that the instrument contains a contingent beneficial conversion feature, i.e. an embedded conversion right that enables the holder to obtain the underlying common stock at a price below market value. The beneficial conversion feature is contingent as the terms of the conversion do not permit the Company to compute the number of shares that the holder would receive if the contingent event occurs (i.e. future borrowings under the line of credit agreement). The Company has considered the accounting for this contingent beneficial conversion feature using the guidance in ASC 470, Debt. The guidance in ASC 470 states that a contingent beneficial conversion feature in an instrument shall not be recognized in earnings until the contingency is resolved. The beneficial conversion features of future borrowings under the line of credit agreement will be measured using the intrinsic value calculated at the date the contingency is resolved using the exercise price and trading value of the Company’s common stock at the date the line of credit agreement was issued (commitment date). Such amounts could range from $0 to approximately $474,000 depending on the amount borrowed by the Company under the line of credit agreement.

As of March 31, 2013, no advances were made under the unsecured line of credit agreement.

As more fully described in Note 9, on November 14, 2008 the Company entered into a series of convertible promissory notes (the “Related-Party Convertible Notes”), aggregating $110,000 with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were originally due February 14, 2009.

In conjunction with the original issuance of the Related-Party Convertible Notes in 2008, the Company issued an aggregate of 149,996 warrants to the note holders to purchase shares of common stock of the Company. The warrants have an exercise price $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013. All warrants were outstanding and exercisable as of December 31, 2012 and December 31, 2011.

The Company did not repay the Related-Party Convertible Notes on the due date.  In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension to January 31, 2010 of the maturity date of the Related-Party Convertible Notes. As consideration for the waiver and note extension, the company issued to the Related-Party Convertible Note holders an aggregate of 150,000 warrants to purchase shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related Party Convertible Notes.

On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable not later than June 30, 2014, however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

During the year ended December 31, 2012 the Company entered into a series of professional service contracts with an entity that a member of the Company’s Board of Directors has an ownership interest in.  The aggregate contract value was $370,000 and the Company paid the professional services firm approximately $188,000 during the year ended December 31, 2012.

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

CONTINGENT LIABILITIES	3 Months Ended
Mar. 31, 2013
Contingent Liabilities
CONTINGENT LIABILITIES

During the three months ended March 31, 2013, the Company wrote off certain accounts payable and accrued liabilities totaling approximately $104,000, which is included in “Other income” in the accompanying condensed consolidated statements of operations. Such accounts payable and accrued liabilities represented amounts that could not be paid in full at the time, or were, in the view of management, unenforceable. While management believes that such amounts no longer represent recognized liabilities of the Company, such creditors may subsequently assert a claim against the Company.

Employment Agreements

The Company has employment agreements with its Chief Executive Officer and Senior Vice President of Administration and Chief Financial Officer. The Company may terminate the agreements with or without cause. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates the executive’s employment without cause or in the event of an involuntary termination (as defined in the employment agreements) by the Company or by the executive: (i) a lump sum cash payment equal to between six months and twenty-four months of base salary, based upon specific agreements; (ii) continuation of the executive’s fringe benefits and medical insurance for a period of three years; and (iii) immediate vesting of 50% of each executive’s outstanding restricted stock awards and stock options. In the event that the executive’s employment is terminated within the six months prior to or the thirteen months following a change of control (as defined in the employment agreements), the executive is entitled to the severance benefits described above, except that 100% of each executive’s restricted stock awards outstanding and stock options will immediately vest. Each executive’s eligibility to receive any severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

The Company also has a Change of Control and Severance Benefits Agreement with its Chief Technical Officer and Vice President of Business Development. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates his employment without cause prior to the closing of any change of control transaction: (i) a lump sum cash payment equal to six months of base salary; and (ii) continuation of the executive’s health insurance benefits until the earlier of six (6) months following the date of termination, the date on which he is no longer entitled to continuation coverage pursuant to COBRA or the date that he obtains comparable health insurance coverage. In the event that the executive’s employment is terminated within the twelve months following a change of control, he is entitled to the severance benefits described above, plus his stock options will immediately vest and become exercisable. The executive’s eligibility to receive severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

Litigation

On September 21, 2012, Blue Spike, LLC, a Texas limited liability company (“Blue Spike”), filed claims against the Company in the United States District Court for the Eastern District of Texas, alleging that the Company is impermissibly using Blue Spike’s patented technologies in certain Company products, including its Biometric Engine. To date, Blue Spike has filed similar suits asserting claims of patent infringement against a total of approximately eighty-five companies between August 9, 2012 and April 1, 2013. The defendants span a wide range of industries, from Internet search engines to chip manufacturers, digital rights management, video streaming and digital watermarking. The Company has filed a motion to dismiss the complaint and a motion to transfer Blue Spike’s case against the Company to San Diego. Several other defendants have also variously filed motions to dismiss and/or to transfer the action to the Northern District of California, District of Delaware, and District of New Jersey. No motions have yet been ruled upon. Blue Spike is seeking to recover an unspecified amount of compensatory damages from the Company, and an injunction to enjoin the Company from further acts of alleged infringement. The Company believes Blue Spike’s claim to be without merit and intends to vigorously defend itself. The Company is unable to estimate a possible range of loss at this time.

Other than as specifically described above, we are currently not involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. Other than described above, there is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company or any of our subsidiaries, threatened against or affecting the Company, our common stock, any of our subsidiaries or of the Company’s or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect.

Leases

In December 2010, we entered into a new lease agreement and relocated our corporate headquarters to Rancho Bernardo Road in San Diego, California. The lease term commenced in December 2010 and ends on December 31, 2013. In April 2012, we extended the term of this lease to October 31, 2014. We are obligated under the lease to pay base rent and certain operating costs and taxes for the building. Future minimum rent payments will be approximately $86,000 in 2013, and $98,000 in 2014. Our rent was abated at a rate of 50% for the first 12 months of the lease. Under the lease, we were required to provide a security deposit in the amount of approximately $9,500.

In April 2012, we entered into an amendment of our corporate headquarters lease whereby we leased an additional 2,560 square feet of space. The lease term commenced in May 2012 and ends on October 31, 2014. Future minimum rent payments will be approximately $38,000 in 2013 and $43,000 in 2014.

In April 2012, we entered into a lease extension of our Portland, Oregon offices whereby we extended the lease term for a period of 36 months commencing November 1, 2012 until October 31, 2015. Future minimum rent payments will be approximately $106,000 in 2013, $146,000 in 2014 and $124,000 in 2015.

In addition to the corporate headquarters lease in San Diego, California, we also lease space in Ottawa, Province of Ontario, Canada; and Mexico City, Mexico, which are included in the future minimum lease payments at March 31, 2013.

At March 31, 2013, future minimum lease payments are as follows:

($ in thousands)
2013 (9 months)	$283
2014	$331
2015	$168
2016	$11
2017 and thereafter	$—
$793

Rental expense incurred under operating leases for the three months ended March 31, 2013 and 2012 was approximately $133,000 and $120,000, respectively.

STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Stock Based Compensation
STOCK BASED COMPENSATION

Stock Options

As of December 31, 2012, the Company had two active stock-based compensation plans; the 1999 Stock Option Plan (the “1999 Plan”) and the 2001 Equity Incentive Plan (the “2001 Plan”).

1999 Plan

The 1999 Plan was adopted by the Company’s Board of Directors on December 17, 1999. Under the terms of the 1999 Plan, the Company could, originally, issue up to 350,000 non-qualified or incentive stock options to purchase common stock of the Company. The Company subsequently amended and restated the 1999 Plan whereby it increased the share reserve for issuance by approximately 4.0 million shares of the Company’s common stock.  The 1999 Plan prohibits the grant of stock option or stock appreciation right awards with an exercise price less than fair market value of common stock on the date of grant. The 1999 Plan also generally prohibits the “re-pricing” of stock options or stock appreciation rights, although awards may be bought-out for a payment in cash or the Company’s stock. The 1999 Plan permits the grant of stock based awards other than stock options, including the grant of “full value” awards such as restricted stock, stock units and performance shares. The 1999 Plan permits the qualification of awards under the plan (payable in either stock or cash) as “performance-based compensation” within the meaning of Section 162(m) of the Internal Revenue Code. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below.

On July 22, 2011, the Company’s Board of Directors approved an amendment to the 1999 Plan, subject to shareholder approval, pursuant to which an additional 2,159,442 shares would be reserved for issuance under the plan. In October 2011, the Company’s shareholders approved this amendment resulting in 2,159,442 shares being added to the 1999 Plan.

2001 Plan

The 2001 Plan was adopted by the Company’s Board of Directors on September 12, 2001.  Under the terms of the 2001 Plan, the Company could issue stock awards to employees, directors and consultants of the Company, and such stock awards could be given for non-statutory stock options (options not intended to qualify as an “incentive stock option” within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended), stock bonuses, and rights to acquire restricted stock. The 2001 Plan is administered by the Board of Directors or a Committee of the Board. The Company originally reserved 1,000,000 shares of its common stock for issuance under the 2001 Plan. Options granted under the 2001 Plan shall not be less than 85% of the market value of the Company’s common stock on the date of the grant, and, in some cases, may not be less than 110% of such fair market value. The term of options granted under the 2001 Plan as well as their vesting are determined by the Board and to date, options have been granted with a ten year term and vesting over a three year period. While the Board may suspend or terminate the 2001 Plan at any time, if not terminated earlier, it will terminate on the day before its tenth anniversary of the date of adoption.  As of December 31, 2011, the Company does not anticipate issuing any additional stock awards under this plan.  Any shares not issued in connection with the awards outstanding under the 2001 Plan will become available for issuance under the 1999 Plan.  The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below.

A summary of the activity under the Company’s stock option plans is as follows:

	Options		Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
		Price	Term (Years)
Balance at December 31, 2010	1,463,295	$0.71	8.1
Granted	367,000	$1.11	—
Expired/Cancelled	(107,995)	$1.35	—
Exercised	(14,587)	$0.28	—

Balance at December 31, 2011	1,707,713	$0.76	7.6
Granted	1,437,500	$0.89	—
Expired/Cancelled	(89,068)	$0.92	—
Exercised	(24,924)	$0.29	—

Balance at December 31, 2012	3,031,221	$0.82	7.9

At December 31, 2012, a total of 3,031,221 options were outstanding of which 1,412,803 were exercisable at a weighted average price of $0.72 per share with a remaining weighted average contractual term of approximately 6.5 years.  The Company expects that, in addition to the 1,412,803 options that were exercisable as of December 31, 2012, another 1,618,418 will ultimately vest resulting in a combined total of 3,031,221.  Those 3,031,221 shares have a weighted average exercise price of $0.82, an aggregate intrinsic value of approximately $423,000 and a weighted average remaining contractual life of 7.9 years as of December 31, 2012.

During the year ended December 31, 2012, there were 24,924 options exercised which resulting in proceeds of approximately $7,000 to the Company.  During the year ended December 31, 2011, there were 14,587 options exercised which resulting in proceeds of approximately $4,000 to the Company.

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was approximately $14,000 and $0, respectively. The intrinsic value of options exercisable at December 31, 2012 and 2011 was approximately $389,000 and $333,000, respectively.  The aggregate intrinsic value for all options outstanding as of December 31, 2012 and 2011 was approximately $423,000 and $364,000, respectively.

The following table summarizes information about employee stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining Life	Average	Number	Average
	Outstanding	(Years)	Exercise Price	Exercisable	Exercise Price

$0.17–0.27	478,221	6.0	$0.19	478,721	$0.19
$0.54-0.74	809,000	7.7	$0.72	534,758	$0.71
$0.77-1.15	1,642,000	8.8	$0.96	297,324	$1.06
$1.45-2.74	102,000	3.0	$2.28	102,000	$2.28
Total	3,031,221			1,412,803

           At December 31, 2011, the total remaining unrecognized compensation cost related to unvested stock options amounted to approximately $381,000, which will be amortized over the weighted-average remaining requisite service period of 1.8 years.

At December 31, 2011, there were 644,435 shares outstanding and un-exercisable as they had not yet met the vesting criteria.  Those options had a weighted-average grant-date fair value of approximately $0.85.  During the year ended December 31, 2012, 440,566 shares vested with a weighted-average grant-date fair value of approximately $0.81 and approximately 89,068 shares forfeited or expired, of which 45,070 were vested and exercisable, with a weighted-average grant-date fair value of $0.69 resulting in 1,412,803 shares exercisable, with a weighted-average grant-date fair value of approximately $0.61 as of December 31, 2012.

The weighted-average grant-date fair value per share of options granted to employees during the years ended December 31, 2012 and 2011 was $0.71 and $1.00, respectively. At December 31, 2012, the total remaining unrecognized compensation cost related to unvested stock options amounted to approximately $803,000, which will be amortized over the weighted-average remaining requisite service period of 1.9 years.

Restricted Stock Awards

           In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date. Stock-based compensation expense related to these restricted stock grants was approximately $37,000 and $39,000 for the year ended December 31, 2012 and 2011, respectively.

Stock Appreciation Rights

During March 2011, the Company granted 880,000 performance units to certain key employees that grant the holder the right to receive compensation based on the appreciation in the Company’s common stock in the event of transfer of control of the Company ("Performance Units"). As the vesting of the Performance Units is contingent upon the sale of the Company, the expense associated with the granting of the Performance Units was not material. The Performance Units issued to such key employees were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock on January 30, 2012.

Common Stock Reserved for Future Issuance

The following table summarizes the common stock reserved for future issuance as of December 31, 2012:

Common Stock

Convertible preferred stock – Series B	45,384
Convertible notes payable	171,183
Stock options outstanding	3,031,221
Warrants outstanding	18,788,485
Restricted stock grants	240,000
Authorized for future grant under stock option plans	955,934
23,232,207

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
EMPLOYEE BENEFIT PLAN

During 1995, the Company adopted a defined contribution 401(k) retirement plan (the “Plan”). All U.S. based employees aged 21 years and older are eligible to become participants after the completion of 60 days employment. The Plan provides for annual contributions by the Company of 50% of employee contributions not to exceed 8% of employee compensation.  Effective April 1, 2009, the Plan was amended to provide for Company contributions on a discretionary basis. Participants may contribute up to 100% of the annual contribution limitations determined by the Internal Revenue Service.

Employees are fully vested in their share of the Company’s contributions after the completion of five years of service. In 2012, the Company authorized a discretionary contribution of approximately $87,000 for the 2012 plan year.  Such contribution was paid in January, 2013. In 2011, the Company made contributions of approximately $88,000 for the 2011 plan year.

PENSION PLAN	12 Months Ended
Dec. 31, 2012
Pension Plan
PENSION PLAN

One of the Company’s foreign subsidiaries maintains a defined benefit pension plan that provides benefits based on length of service and final average earnings. The following table sets forth the benefit obligation, fair value of plan assets, and the funded status of the Company’s plan; amounts recognized in the Company’s consolidated financial statements; and the assumptions used in determining the actuarial present value of the benefit obligations as of December 31:

($ in thousands)	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$1,846	$1,770
Service cost	2	2
Interest cost	87	91
Actuarial gain (loss)	(7)	(9)
Effect of exchange rate changes	103	(8)
Effect of curtailment	—	—
Benefits paid	—	—
Benefit obligation at end of year	2,031	1,846

Change in plan assets:
Fair value of plan assets at beginning of year	1,455	1,369
Actual return of plan assets	36	41
Company contributions	42	45
Benefits paid	—	—
Effect of exchange rate changes	97	—
Fair value of plan assets at end of year	1,630	1,455

Funded status	(401)	(391)
Unrecognized actuarial loss (gain)	317	334
Unrecognized prior service (benefit) cost	—	—
Additional minimum liability	(317)	(334)
Unrecognized transition (asset) liability	—	—
Net amount recognized	$(401)	$(391)

Plan Assets
Pension plan assets were comprised of the following asset categories at December 31,
Equity securities	11.5%	2.2%
Debt securities	81.0%	93.9%
Other	7.5%	3.9%
Total	100%	100%

Components of net periodic benefit cost are as follows:
Service cost	$2	$2
Interest cost on projected benefit obligations	87	91
Expected return on plan assets	—	—
Amortization of prior service costs	—	—
Amortization of actuarial loss	—	—
Net periodic benefit costs	$89	$93

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, were
Discount rate	4.6%	4.6%
Expected return on plan assets	4%	4%
Rate of compensation increase	N/A	N/A
The following discloses information about the Company’s defined benefit pension plan that had an accumulated benefit obligation in excess of plan assets as of December 31,
Projected benefit obligation	$2,031	$1,846
Accumulated benefit obligation	$2,031	$1,846
Fair value of plan assets	$1,630	$1,455

As of December 31, 2012, the following benefit payments are expected to be paid as follows:

2013	$—
2014	$—
2015	$17
2016	$18
2017	$95
2018 — 2022	$523

The Company made contributions to the plan of approximately $42,000 and $45,000 during years 2012 and 2011, respectively.

The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital. The Company’s pension assets are classified within Level 1 of the fair value hierarchy, as defined under ASC 820, because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The measurement date used to determine the benefit information of the plan was January 1, 2013.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income is the combination of the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30, “Compensation - Retirement Benefits - Defined Benefit Plans – Pension” and the accumulated gains or losses from foreign currency translation adjustments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries into U.S. dollars using the period end exchange rate. Revenue and expenses were translated using the weighted average exchange rates for the reporting period.  All items are shown net of tax.

As of December 31, 2012 and 2011, the components of accumulated other comprehensive loss were as follows:

($ in thousands)

	2012	2011

Additional minimum pension liability	$43	$42
Foreign currency translation adjustment	(182)	(107)
Ending balance	$(139)	$(65)

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	In April and May 2013, the Company issued 359,577 shares of its common stock pursuant to the cashless exercise of 672,408 warrants.

On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable not later than June 30, 2014, however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

During January 2013, holders of 31,539 warrants exercised such warrants for cash resulting in the issuance of 31,539 shares of common stock and cash proceeds to the Company of approximately $16,000.

During January 2013, holders of 10,000 options exercised such options for cash resulting in the issuance of 10,000 shares of common stock and cash proceeds to the Company of approximately $2,000.

During February and March 2013, holders of 1,867,253 warrants cashless exercised their warrants resulting in the issuance of 406,054 shares of common stock.

In March 2013, the Company issued 410,000 options under existing stock-based compensation plans to certain members of senior management, certain members of the Board of Directors and certain employees. Such options have an exercise price of $0.93 per share.

During the three months ended March 31, 2013, the Company issued to certain consultants warrants to purchase an aggregate of 85,000 common shares of the Company’s common stock. Such warrants have exercise prices ranging from $1.08 to $1.15 per share and have terms ranging from one to two years from the date of issuance.

In March 2013, the Company issued 410,000 options under existing stock-based compensation plans to certain members of senior management, certain members of the Board of Directors and certain employees. Such options have an exercise price of $0.93 per share.

During the three months ended March 31, 2013, the Company issued to certain consultants warrants to purchase an aggregate of 85,000 common shares of the Company’s common stock. Such warrants have exercise prices ranging from $1.08 to $1.15 per share and have terms ranging from one to two years from the date of issuance.

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Policies)	3 Months Ended
Mar. 31, 2013
Significant Accounting Policies And Basis Of Presentation Policies
Basis of Presentation

The accompanying condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and the unaudited interim condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) related to a quarterly report on Form 10-Q. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. The interim financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair statement of the results for the periods presented. All such adjustments are of a normal and recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2012, which are included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012 that was filed with the SEC on April 1, 2013.

Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013, or any other future periods.

Principles of Consolidation	The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated.
Operating Cycle

Assets and liabilities related to long-term contracts are included in current assets and current liabilities in the accompanying consolidated balance sheets, although they will be liquidated in the normal course of contract completion which may take more than one operating cycle.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenue and expense during the reporting period. Significant estimates include the allowance for doubtful accounts receivable, inventory carrying values, deferred tax asset valuation allowances, accounting for loss contingencies, recoverability of goodwill and acquired intangible assets and amortization periods, assumptions used in the Black-Scholes model to calculate the fair value of share-based payments, assumptions used in the application of fair value methodologies to calculate the fair value of derivative liabilities, revenue and cost of revenues recognized under the percentage of completion method and assumptions used in the application of fair value methodologies to calculate the fair value of pension assets and obligations. Actual results could differ from estimates.

Cash and cash equivalents	The Company defines cash equivalents as highly liquid investments with original maturities of less than 90 days that are not held for sale in the ordinary course of business.
Accounts receivable

In the normal course of business, the Company extends credit without collateral requirements to its customers that satisfy pre-defined credit criteria. Accounts receivable are recorded net of an allowance for doubtful accounts. The Company records its allowance for doubtful accounts based upon an assessment of various factors. The Company considers historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay to determine the level of allowance required. Accounts receivable are written off against the allowance for doubtful accounts when all collection efforts by the Company have been unsuccessful.

Inventories	Inventories are stated at the lower of cost, determined using the average cost method, or market.
Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including accounts receivable, accounts payable, accrued expenses, deferred revenue and notes payable to related-parties, the carrying amounts approximate fair value due to their relatively short maturities.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of common stock, preferred stock, warrants and convertible debt it issues to determine if there are embedded derivative instruments, including embedded conversion options that must be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, requiring bifurcation, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

Revenue recognition

The Company recognizes revenue from the following major revenue sources:

●	Long-term fixed-price contracts involving significant customization

●	Fixed-price contracts involving minimal customization

●	Software licensing

●	Sales of computer hardware and identification media

●	Post-contract customer support (PCS)

The Company’s revenue recognition policies are consistent with GAAP including the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 985-605, Software Revenue Recognition, ASC 605-35, Revenue Recognition, Construction-Type and Production-Type Contracts, Securities and Exchange Commission Staff Accounting Bulletin 104, and ASC 605-25, Revenue Recognition, Multiple Element Arrangements. Accordingly, the Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence that an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured.

The Company recognizes revenue and profit as work progresses on long-term, fixed-price contracts involving significant amounts of hardware and software customization using the percentage of completion method based on costs incurred to date, compared to total estimated costs upon completion. The primary components of costs incurred are third party software and direct labor cost including fringe benefits. Revenues recognized in excess of amounts billed are classified as current assets under “Costs and estimated earnings in excess of billings on uncompleted contracts”. Amounts billed to customers in excess of revenue recognized are classified as current liabilities under “Billings in excess of costs and estimated earnings on uncompleted contracts”. Revenue from contracts for which the Company cannot reliably estimate total costs, or there are not significant amounts of customization, are recognized upon completion. The Company also generates non-recurring revenue from the licensing of its software. Software license revenue is recognized upon the execution of a license agreement, upon deliverance, when fees are fixed and determinable, when collectability is probable and when all other significant obligations have been fulfilled. The Company also generates revenue from the sale of computer hardware and identification media. Revenue for these items is recognized upon delivery of these products to the customer. The Company’s revenue from periodic maintenance agreements is generally recognized ratably over the respective maintenance periods provided no significant obligations remain and collectability of the related receivable is probable. Amounts collected in advance for maintenance services are included in current liabilities under "Deferred revenues". Sales tax collected from customers is excluded from revenue.

Customer Concentration

For the three months ended March 31, 2013, one customer accounted for approximately 18% or $152,000 of total revenues and had trade receivables at March 31, 2013 of $0. For the three months ended March 31, 2012, one customer accounted for approximately 14% or $153,000, respectively, of total revenues and had trade receivables at March 31, 2012 of $0.

Recently Issued Accounting Standards

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies, which are adopted by us as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s condensed consolidated financial statements upon adoption.

FASB ASU No. 2012-02. In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This new accounting standard allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary. Under the guidance in ASU 2012-02, an entity has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this ASU did not have a material effect on the Company’s condensed consolidated financial statements.

NET LOSS PER COMMON SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Net Loss Per Common Share Tables
Computation of basic and diluted loss per share

The table below presents the computation of basic and diluted loss per share:

(Amounts in thousands except share and per share amounts)	Three Months Ended March 31,
	2013	2012
Numerator for basic and diluted loss per share:
Net loss	$(2,773)	$(8,590)
Preferred dividends	(13)	(13)
Net loss available to common shareholders	$(2,786)	$(8,603)

Denominator for basic and dilutive loss per share — weighted-average shares outstanding	76,846,563	67,988,916
Net loss	$(0.04)	$(0.13)
Preferred dividends	(0.00)	(0.00)
Basic and diluted loss per share available to common shareholders	$(0.04)	$(0.13)

Weighted-average securities from calculation of diluted loss per share

The Company has excluded the following weighted-average securities from the calculation of diluted loss per share, as their effect would have been antidilutive:

Dilutive securities	Three Months Ended March 31,
	2013	2012

Restricted stock grants	199,333	360,000
Convertible notes payable	40,805	164,950
Convertible preferred stock	46,991	46,896
Stock options	1,140,608	3,007,713
Warrants	9,160,458	28,453,760
Total dilutive securities	10,588,195	32,033,319

SELECT BALANCE SHEET DETAILS (Tables)	3 Months Ended
Mar. 31, 2013
Select Balance Sheet Details Tables
Estimated acquired intangible amortization expense

The estimated acquired intangible amortization expense for the next five fiscal years is as follows:

Fiscal Year Ended December 31,	Estimated Amortization Expense ($ in thousands)
2013 (9 months)	$21
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$193

NOTES PAYABLE AND LINE OF CREDIT (Tables)	3 Months Ended
Mar. 31, 2013
Notes Payable And Line Of Credit Tables
Notes payable

Notes payable consist of the following:

($ in thousands)	March 31,	December 31,
	2013	2012
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$65	$65
Total notes payable to related parties	$65	$65

Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable	$-	$-

EQUITY (Tables)	3 Months Ended
Mar. 31, 2013
Equity Tables
Summary of common stock activity

The following table summarizes common stock activity for the three months ended March 31, 2013:

Common Stock

Shares outstanding at December 31, 2012	76,639,849
Shares issued pursuant to options exercised for cash	10,000
Shares issued pursuant to cashless warrants exercised	982,419
Shares issued pursuant to warrants exercised for cash	31,539
Shares outstanding at March 31, 2013	77,663,807

Summary of warrant activity

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2012	18,788,485	$0.56
Granted	1,137,632	$0.96
Expired / Canceled	(688,749)	$1.49
Exercised	(1,948,792)	$0.50
Balance at March 31, 2013	17,288,576	$0.56

Summary of stock option plans activity

A summary of the activity under the Company’s stock option plans is as follows:

	Options	Weighted-Average Exercise Price
Balance at December 31, 2012	3,031,221	$0.82
Granted	410,000	$0.93
Expired/Cancelled	(9,996)	$0.82
Exercised	(10,000)	$0.17

Balance at March 31, 2013	3,421,225	$0.83

FAIR VALUE ACCOUNTING (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Accounting Tables
Fair value measurement of Assets and liability

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at March 31, 2013
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,616	$1,616	$—	$—
Totals	$1,616	$1,616	$—	$—
Liabilities:
Derivative liabilities	$2,794	$—	$—	$2,794
Totals	$2,794	$—	$—	$2,794

	Fair Value at December 31, 2012
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,630	$1,630	$—	$—
Totals	$1,630	$1,630	$—	$—
Liabilities:
Derivative liabilities	$2,244	$—	$—	$2,244
Totals	$2,244	$—	$—	$2,244

Reconciliation of liabilities measured at fair value on a recurring basis

A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities

Balance at December 31, 2012	$2,244
Total unrealized gains	—
Included in earnings	1,176
Settlements	(626)
Issuances	—
Transfers in and/or out of Level 3	—
Balance at March 31, 2013	$2,794

CONTINGENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2013
Contingent Liabilities Tables
Future minimum lease payments	At March 31, 2013, future minimum lease payments are as follows:
($ in thousands)
2013 (9 months)	$283
2014	$331
2015	$168
2016	$11
2017 and thereafter	$—
$793

DESCRIPTION OF BUSINESS AND OPERATIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Description Of Business And Operations Details Narrative
Unsecured line of credit		$ 0
Repay related-Party Convertible Notes	$ 45,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Total revenues, percentage	18.00%	14.00%
Total revenues	$ 152,000	$ 153,000
Trade receivables	$ 0	$ 0

NET LOSS PER COMMON SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted loss per share:
Net loss	$ (2,773)	$ (8,590)	$ (10,190)	$ (3,180)
Preferred dividends	(13)	(13)
Net loss available to common shareholders	$ (2,786)	$ (8,603)	$ (10,241)	$ (3,563)
Denominator for basic loss per share weighted-average shares outstanding	76,846,563	67,988,916
Net loss	$ (0.04)	$ (0.13)
Preferred dividends	$ 0	$ 0
Basic and diluted loss per share available to common shareholders	$ (0.04)	$ (0.13)

NET LOSS PER COMMON SHARE (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Total dilutive securities	$ 10,588,195	$ 32,033,319
Restricted Stock [Member]
Total dilutive securities	199,333	360,000
Convertible Notes Payable [Member]
Total dilutive securities	40,805	164,950
Convertible Preferred Stock [Member]
Total dilutive securities	46,991	46,896
Stock Options [Member]
Total dilutive securities	1,140,608	3,007,713
Warrants [Member]
Total dilutive securities	$ 9,160,458	$ 28,453,760

SELECT BALANCE SHEET DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Select Balance Sheet Details Details
2013 (9 months)	$ 21
2014	28
2015	27
2016	12
2017	12
Thereafter	93
Totals	$ 193

SELECT BALANCE SHEET DETAILS (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Inventory	$ 371,000		$ 262,000	$ 45,000
Work in process	346,000		254,000
Finished goods	25,000		8,000
Reserves for obsolete and slow-moving items	3,000		3,000
Carrying amount of acquired trademarks and trade names	43,000		47,000
Accumulated amortization	304,000		300,000
Amortization expense	4,000	0
Patents [Member]
Amortization expense	$ 3,000	$ 0

NOTES PAYABLE AND LINE OF CREDIT (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable And Line Of Credit Details
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$ 65	$ 65
Total notes payable to related parties	$ 65	$ 65	$ 110
Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable

NOTES PAYABLE AND LINE OF CREDIT (Details Narratives) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Notes Payable And Line Of Credit Details Narratives
Principal Amount Repay on Related-Party Convertible Notes	$ 45,000
Unsecured line of credit		$ 0

EQUITY (Details)	3 Months Ended
Mar. 31, 2013
Equity Details
Shares outstanding at December 31, 2010	76,639,849
Shares issued pursuant to options exercised for cash	10,000
Shares issued pursuant to cashless warrants exercised	982,419
Shares issued pursuant to options exercised	31,539
Shares outstanding at December 30, 2012	77,663,807

EQUITY (Details 1) (USD $)	3 Months Ended
Mar. 31, 2013
Equity Details 1
Begining Balance	18,788,485
Granted	1,137,632
Expired/Cancelled	(688,749)
Exercised	(1,948,792)
Ending Balance	17,288,576
Begining Balance, Weighted-Average Exercise Price	$ 0.56
Granted, Weighted-Average Exercise Price	$ 0.96
Expired/Cancelled, Weighted-Average Exercise Price	$ 1.49
Exercised, Weighted-Average Exercise Price	$ 0.5
Ending Balance, Weighted-Average Exercise Price	$ 0.56

EQUITY (Details 2) (USD $)	3 Months Ended
Mar. 31, 2013
Begining Balance	18,788,485
Granted	1,137,632
Expired/Cancelled	(688,749)
Exercised	(1,948,792)
Ending Balance	17,288,576
Begining Balance, Weighted-Average Exercise Price	$ 0.56
Granted, Weighted-Average Exercise Price	$ 0.96
Expired/Cancelled, Weighted-Average Exercise Price	$ 1.49
Exercised, Weighted-Average Exercise Price	$ 0.5
Ending Balance, Weighted-Average Exercise Price	$ 0.56
Stock option plans [Member]
Begining Balance	3,031,221
Granted	410,000
Expired/Cancelled	(9,996)
Exercised	(10,000)
Ending Balance	3,421,225
Begining Balance, Weighted-Average Exercise Price	$ 0.82
Granted, Weighted-Average Exercise Price	$ 0.93
Expired/Cancelled, Weighted-Average Exercise Price	$ 0.82
Exercised, Weighted-Average Exercise Price	$ 0.17
Ending Balance, Weighted-Average Exercise Price	$ 0.83

EQUITY (Details Narratives) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock issued	10,000
Options exercised	10,000
Preferred outstanding	239,400		239,400	239,400
Undeclared dividends	$ 21,000		$ 8,000
Cash proceeds				8,544,000
Company issued common stock pursuant to the exercise of warrants	31,539
Warrants exercised	31,539
Company issued common stock pursuant to the cashless exercise	982,419
Warrant exercised to issue common stock pursuant to cashless exercise	1,917,253
Proceeds from issuance of warrants	16,000
Stock-based compensation expense related to equity options	126,000	141,000
Stock-based compensation expense related to these restricted stock grants	0	9,000
Options to purchase shares of common stock	435,000
Historical volatility rate, minimum	83.00%	83.00%
Historical volatility rate, maximum	144.00%	144.00%
Expected term	5 years 9 months 18 days	5 years 9 months 18 days
Risk free interest rate	2.60%	2.60%
Dividend yield	0.00%	0.00%
Weighted average grant date fair value	$ 0.66	$ 0.66
Consultant [Member]
Warrant purchase to consultant	$ 85,000
Common stock price ranging of warrants	$1.08 to $1.15
Warrants to purchase common stock outstanding	17,288,576
Common stock price ranging of warrants outstanding	$0.50 to $1.25
Existing shareholder and member of our Board of Directors [Member]
Warrant to purchase common stock	1,052,632
Warrant to purchase common stock exercise price	$ 0.95

DERIVATIVE LIABILITIES (Details Narratives) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liabilities Details Narratives
Outstanding warrants to purchase Common stock	$ 4,211,229	$ 5,211,229
Fair values of Warrants which is recognised as non-current liability	2,794,000	2,244,000
Warrants designated as derivative liability	1,000,000
Issuuance of common stock	553,304
Fair value of common stock	$ 626,000

FAIR VALUE ACCOUNTING (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Pension assets	$ 1,616	$ 1,630
Totals	1,616	1,630
Derivative liabilities	2,794	2,244
Totals	2,794	2,244
Level 1
Pension assets	1,616	1,630
Totals	1,616	1,630
Derivative liabilities
Totals
Level 2
Pension assets
Totals
Derivative liabilities
Totals
Level 3
Pension assets
Totals
Derivative liabilities	2,794	2,244
Totals	$ 2,794	$ 2,244

FAIR VALUE ACCOUNTING (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Fair Value Accounting Details 1
Balance at December 31, 2012	$ 2,244
Total unrealized gains
Included in earnings	1,176
Settlements	(626)
Issuances
Transfers in and/or out of Level 3
Balance at March 31, 2013	$ 2,794

FAIR VALUE ACCOUNTING (Details Narratives) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Accounting Details Narratives
Outstanding warrants to purchase shares of the Company's common stock	$ 4,211,229	$ 5,211,229
Fair values of Warrants which is recognised as non-current liability	$ 2,794,000	$ 2,244,000

RELATED PARTY (Details Narratives) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Details Narratives
Professional service contract value	$ 0	$ 370,000
Repayment of Related-Party Convertible Notes		$ 45,000

CONTINGENT LIABILITIES (Details) (USD $)	Dec. 31, 2012
Contingent Liabilities Details
2013 (9 months)	$ 283
2014	331
2015	168
2016	11
2017 and thereafter
Total	$ 793

CONTINGENT LIABILITIES (Details Narratives) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Contingent Liabilities Details Narratives
Write off accounts payable and accrued liabilities	$ 104,000
Rent expense	$ 133,000	$ 120,000